UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 through June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-I-6/24-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

semi-annual shareholder report Callodine Equity Income Series ticker: CEIIX

This semi-annual shareholder report contains important information about Callodine Equity Income Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$99.68M
Number of Holdings	26
Annual Portfolio Turnover	50%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, Short-Term Investment and Liabilities, Less Other Assets	2.2

Expressed as a percentage of net assets.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-S-6/24-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

semi-annual shareholder report Callodine Equity Income Series ticker: CEISX

This semi-annual shareholder report contains important information about Callodine Equity Income Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.20%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$99.68M
Number of Holdings	26
Annual Portfolio Turnover	50%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, Short-Term Investment and Liabilities, Less Other Assets	2.2

Expressed as a percentage of net assets.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Callodine Equity Income Series Tailored Shareholder Report MNCEI-Z-6/24-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

semi-annual shareholder report Callodine Equity Income Series ticker: CEIZX

This semi-annual shareholder report contains important information about Callodine Equity Income Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.80%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$99.68M
Number of Holdings	26
Annual Portfolio Turnover	50%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, Short-Term Investment and Liabilities, Less Other Assets	2.2

Expressed as a percentage of net assets.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-I-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Core Bond Series ticker: EXCIX

This semi-annual shareholder report contains important information about Core Bond Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$709.44M
Number of Holdings	185
Annual Portfolio Turnover	20%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-S-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Core Bond Series ticker: EXCRX

This semi-annual shareholder report contains important information about Core Bond Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$35	0.70%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$709.44M
Number of Holdings	185
Annual Portfolio Turnover	20%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-W-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Core Bond Series ticker: MCBWX

This semi-annual shareholder report contains important information about Core Bond Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$709.44M
Number of Holdings	185
Annual Portfolio Turnover	20%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Core Bond Series Tailored Shareholder Report MNCOB-Z-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Core Bond Series ticker: MCBZX

This semi-annual shareholder report contains important information about Core Bond Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$15	0.30%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$709.44M
Number of Holdings	185
Annual Portfolio Turnover	20%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Credit Series Tailored Shareholder Report MNCRE-W-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Credit Series ticker: MCDWX

This semi-annual shareholder report contains important information about Credit Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$298.72M
Number of Holdings	141
Annual Portfolio Turnover	21%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-A-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Diversified Tax Exempt Series ticker: EXDVX

This semi-annual shareholder report contains important information about Diversified Tax Exempt Series Class A, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$243.3M
Number of Holdings	146
Annual Portfolio Turnover	6%

Top Ten States (% of total investments)

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Revenue Bonds	44.3
Obligation Bonds	44.6
Cash, Short-Term Investment and Liabilities, Less Other Assets	4.7
Exchange-Traded Fund	2.7
U.S. Treasury Bill	3.7

Expressed as a percentage of net assets.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Diversified Tax Exempt Series Tailored Shareholder Report MNDTE-W-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Diversified Tax Exempt Series ticker: MNDWX

This semi-annual shareholder report contains important information about Diversified Tax Exempt Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$6	0.12%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$243.3M
Number of Holdings	146
Annual Portfolio Turnover	6%

Top Ten States (% of total investments)

What did the Fund invest in?

(as of June 30, 2024 )

Top Investment Types	%
Revenue Bonds	44.3
Obligation Bonds	44.6
Cash, Short-Term Investment and Liabilities, Less Other Assets	4.7
Exchange-Traded Fund	2.7
U.S. Treasury Bill	3.7

Expressed as a percentage of net assets.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-I-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report High Yield Bond Series ticker: MNHAX

This semi-annual shareholder report contains important information about High Yield Bond Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$778.22M
Number of Holdings	80
Annual Portfolio Turnover	71%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-S-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report High Yield Bond Series ticker: MNHYX

This semi-annual shareholder report contains important information about High Yield Bond Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$46	0.90%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$778.22M
Number of Holdings	80
Annual Portfolio Turnover	71%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-W-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report High Yield Bond Series ticker: MHYWX

This semi-annual shareholder report contains important information about High Yield Bond Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$778.22M
Number of Holdings	80
Annual Portfolio Turnover	71%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier High Yield Bond Series Tailored Shareholder Report MNHYB-Z-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report High Yield Bond Series ticker: MHYZX

This semi-annual shareholder report contains important information about High Yield Bond Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.50%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$778.22M
Number of Holdings	80
Annual Portfolio Turnover	71%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Real Estate Series Tailored Shareholder Report MNRES-I-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Real Estate Series ticker: MNRIX

This semi-annual shareholder report contains important information about Real Estate Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.85%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$240.84M
Number of Holdings	35
Annual Portfolio Turnover	16%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Real Estate Series Tailored Shareholder Report MNRES-S-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Real Estate Series ticker: MNREX

This semi-annual shareholder report contains important information about Real Estate Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	1.10%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$240.84M
Number of Holdings	35
Annual Portfolio Turnover	16%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Real Estate Series Tailored Shareholder Report MNRES-W-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Real Estate Series ticker: MNRWX

This semi-annual shareholder report contains important information about Real Estate Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$240.84M
Number of Holdings	35
Annual Portfolio Turnover	16%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Real Estate Series Tailored Shareholder Report MNRES-Z-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Real Estate Series ticker: MNRZX

This semi-annual shareholder report contains important information about Real Estate Series Class Z, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$34	0.70%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$240.84M
Number of Holdings	35
Annual Portfolio Turnover	16%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-I-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Unconstrained Bond Series ticker: MNCPX

This semi-annual shareholder report contains important information about Unconstrained Bond Series Class I, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$830.73M
Number of Holdings	197
Annual Portfolio Turnover	18%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-S-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Unconstrained Bond Series ticker: EXCPX

This semi-annual shareholder report contains important information about Unconstrained Bond Series Class S, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$38	0.75%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$830.73M
Number of Holdings	197
Annual Portfolio Turnover	18%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Unconstrained Bond Series Tailored Shareholder Report MNCPB-W-6/24-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Unconstrained Bond Series ticker: MUBWX

This semi-annual shareholder report contains important information about Unconstrained Bond Series Class W, a series of Manning & Napier Fund Inc. (the "Fund") for the period of December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.manning-napier.com. You can also request this information by contacting us at (800) 466-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$3	0.05%

Expenses are equal to each Class' annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of June 30, 2024 )

Fund Size (millions)	$830.73M
Number of Holdings	197
Annual Portfolio Turnover	18%

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

How has the Fund changed?

There have been no changes or planned changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus at www.manning-napier.com or upon request by calling (800) 466-3863.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants during the two most recent fiscal years.

Householding

The Fund may send only one copy of the Series' prospectus and annual and semi-annual reports to certain shareholders residing at the same 'household' for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your 'householding' option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

www.manning-napier.com

Manning & Napier Fund, Inc.

Core Bond Series

Core Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS - 22.8%

Non-Convertible Corporate Bonds- 22.8%
Communication Services - 2.3%
Entertainment - 1.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	9,750,000	$9,007,998
Interactive Media & Services - 1.0%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,435,000	7,063,853
Total Communication Services		16,071,851

Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	2,135,000	1,769,232
(China), 4.00%, 12/6/2037	8,325,000	7,084,406
Total Consumer Discretionary		8,853,638

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,905,000	5,306,111
Energy Transfer LP,
7.375%, 2/1/2031[2]	3,395,000	3,542,202
6.50%, 2/1/2042	5,125,000	5,326,260
Total Energy		14,174,573

Financials - 11.5%
Banks - 8.3%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	6,260,000	5,305,696
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	5,730,000	5,312,214
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[3]	3,675,000	3,547,849
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	3,465,000	3,541,487
Huntington Bancshares, Inc., 2.55%, 2/4/2030	4,145,000	3,547,360
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	9,185,000	8,864,184
KeyBank NA, 5.85%, 11/15/2027	7,555,000	7,529,116
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[3]	5,305,000	5,312,453
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	6,075,000	5,323,256
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	5,430,000	5,317,555

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	5,260,000	$5,308,803
		58,909,973
Capital Markets - 0.7%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	5,260,000	5,329,237
Consumer Finance - 1.0%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[3]	6,435,000	7,085,430
Insurance - 1.5%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,775,000	1,763,650
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,785,000	1,770,918
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,785,000	1,771,974
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	5,091,000	5,150,339
		10,456,881
Total Financials		81,781,521

Industrials - 1.5%
Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	3,550,000	3,546,746
Trading Companies & Distributors - 1.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,895,000	3,541,890
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	3,745,000	3,541,787
		7,083,677
Total Industrials		10,630,423
Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	3,713,934	3,524,335
Real Estate - 2.2%
Retail REITs - 1.5%
Simon Property Group LP,
2.25%, 1/15/2032	8,620,000	7,009,527
2.65%, 2/1/2032	4,285,000	3,582,949
		10,592,476

The accompanying notes are an integral part of the financial statements.

1

Core Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs - 0.7%
SBA Tower Trust, 6.599%, 1/15/2028[2]	5,225,000	$5,333,716
Total Real Estate		15,926,192

Utilities - 1.5%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	3,355,000	3,548,585
Independent Power and Renewable Electricity Producers - 1.0%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	6,750,000	7,088,917
Total Utilities		10,637,502
TOTAL CORPORATE BONDS		161,600,035
(Identified Cost $164,436,136)

ASSET-BACKED SECURITIES - 4.4%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,013,528	959,766
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,260	1,386,735
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,480,806
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	940,000	957,412
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	347,512	308,483
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	491,658	464,086
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,228,305
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,134,494
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,604,828
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,289,810	1,073,162
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,601,358
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	392,356	391,718
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	488,478	487,542
Oxford Finance Funding LLC,
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	339,786	335,353
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,431,233	2,315,836

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC, (continued)
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,600,000	$2,607,561
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,321,603	1,283,673
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,090,105	1,098,506
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	1,092,292	1,091,066
SMB Private Education Loan Trust,
Series 2024-D, Class A1A, 5.38%, 7/5/2053[2]	5,500,000	5,479,361
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.460%, 10/25/2048[2,4]	71,401	72,464
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	1,950,000	1,868,199
TOTAL ASSET-BACKED SECURITIES		31,230,714
(Identified Cost $32,409,136)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	1,202,716	1,088,783
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,5]	13,330	12,599
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,5]	807,188	646,864
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,5]	165,911	149,711
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,5]	167,516	148,956
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,5]	49,905	42,670
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,5]	30,365	25,995
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,549,201	1,338,044
Series 2018-31, Class KP, 3.50%, 7/25/2047	10,905	10,598
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,123,325	931,883
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,194,339	1,141,348
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,277,755	1,096,865

The accompanying notes are an integral part of the financial statements.

2

Core Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association,
Series 2017-54, Class AH, 2.60%, 12/16/2056	50,937	$45,878
Series 2024-64, Class BQ, 5.00%, 4/20/2054	4,492,179	4,384,274
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	470,495	397,313
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,4]	1,535,483	1,418,933
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	1,138,197	990,128
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	1,124,225	964,841
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	1,311,537	1,103,574
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,5]	27,613	26,478
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,5]	15,176	13,650
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,5]	1,683,459	1,297,740
New Residential Mortgage Loan Trust, Series 2014-1A, Class A, 3.75%, 1/25/2054[2,5]	89,416	83,123
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,5]	40,564	37,670
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,5]	76,734	71,097
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,5]	70,703	65,531
OBX Trust,
Series 2020-EXP1, Class B21A, 4.537%, 2/1/2060[2,5]	8,125,800	8,144,245
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,5]	1,256,249	1,044,414
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,6]	1,474,856	1,471,161
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.345%, 7/25/2029 (Acquired 07/24/2023, cost $4,387,922)[4,7]	4,387,922	4,387,272
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,5]	590,400	532,958
Provident Funding Mortgage Trust, Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	1,485,024	1,231,814
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	2,416,845	1,947,868
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	1,534,662	1,231,156

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[5]	1,351,464	$1,144,619
Series 2013-6, Class A2, 3.00%, 5/25/2043[5]	371,117	326,238
Series 2013-7, Class A2, 3.00%, 6/25/2043[5]	29,095	25,459
Series 2013-8, Class A1, 3.00%, 6/25/2043[5]	76,006	67,099
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,5]	411,170	381,745
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,5]	13,656	12,486
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,5]	403,032	363,194
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $42,754,362)		39,846,274

MUNICIPAL BONDS - 0.1%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	71,748
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	539,963
TOTAL MUNICIPAL BONDS
(Identified Cost $698,267)		611,711

EXCHANGE-TRADED FUNDS - 4.9%

SPDR Bloomberg Investment Grade Floating Rate ETF	567,445	17,505,678
SPDR Portfolio Short Term Corporate Bond ETF	589,027	17,494,102
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $35,034,761)		34,999,780

U.S. TREASURY SECURITIES - 40.3%

U.S. Treasury Bonds - 16.8%
U.S. Treasury Bond
2.375%, 2/15/2042	38,367,000	28,055,869
3.00%, 5/15/2047	54,643,000	42,032,420
3.625%, 2/15/2053	40,842,000	34,964,581
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	13,892,138	13,888,339
Total U.S. Treasury Bonds
(Identified Cost $123,407,357)		118,941,209

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 23.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	23,981,396	$21,200,116
U.S. Treasury Note
2.25%, 11/15/2025	12,846,000	12,386,856
2.25%, 11/15/2027	10,302,000	9,588,104
3.125%, 11/15/2028	22,338,000	21,221,100
1.75%, 11/15/2029	24,140,000	21,218,683
1.375%, 11/15/2031	26,004,000	21,181,070
4.125%, 11/15/2032	21,493,000	21,170,605
4.50%, 11/15/2033	38,316,000	38,759,029

Total U.S. Treasury Notes
(Identified Cost $167,292,116)		166,725,563
TOTAL U.S. TREASURY SECURITIES		285,666,772
(Identified Cost $290,699,473)

U.S. GOVERNMENT AGENCIES - 19.2%

Mortgage-Backed Securities - 19.2%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	22	22
Pool #MA3463, UMBS, 4.00%, 9/1/2033	76,452	74,142
Pool #MA1834, UMBS, 4.50%, 2/1/2034	23,983	23,542
Pool #FM1158, UMBS, 3.50%, 6/1/2034	281,317	267,659
Pool #MA2587, UMBS, 3.50%, 4/1/2036	159,729	150,777
Pool #MA3215, UMBS, 3.50%, 12/1/2037	526,345	496,786
Pool #FM2568, UMBS, 3.00%, 5/1/2038	358,105	331,351
Pool #995876, UMBS, 6.00%, 11/1/2038	48,656	50,420
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,387,491	2,073,973
Pool #AI5172, UMBS, 4.00%, 8/1/2041	33,424	31,529
Pool #AH3858, UMBS, 4.50%, 8/1/2041	131,673	127,972
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,849,146	1,693,366
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,567,723	2,416,051
Pool #FS4616, UMBS, 5.00%, 5/1/2043	4,215,449	4,163,645
Pool #AL7729, UMBS, 4.00%, 6/1/2043	41,553	39,198
Pool #AX1685, UMBS, 3.50%, 11/1/2044	414,582	378,099
Pool #AS4103, UMBS, 4.50%, 12/1/2044	112,218	108,700
Pool #AY8604, UMBS, 3.50%, 4/1/2045	59,377	53,881

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BC6764, UMBS, 3.50%, 4/1/2046	26,162	$23,623
Pool #BC8677, UMBS, 4.00%, 5/1/2046	19,100	17,847
Pool #AS8522, UMBS, 3.00%, 12/1/2046	8,107,784	6,985,362
Pool #BD1191, UMBS, 3.50%, 1/1/2047	168,736	152,356
Pool #BE7845, UMBS, 4.50%, 2/1/2047	28,381	27,359
Pool #FS8139, UMBS, 2.00%, 4/1/2047	11,910,627	9,379,619
Pool #MA3007, UMBS, 3.00%, 4/1/2047	619,283	541,587
Pool #FM2232, UMBS, 4.00%, 6/1/2048	88,639	82,527
Pool #AL8674, 5.642%, 1/1/2049	205,946	210,077
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,442,829	2,204,350
Pool #CA5518, UMBS, 3.00%, 4/1/2050	4,257,058	3,692,898
Pool #MA4020, UMBS, 3.00%, 5/1/2050	4,166,067	3,597,925
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,688,933	2,332,835
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,873,838	3,599,748
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,374,170	2,050,396
Pool #FS2998, UMBS, 3.50%, 4/1/2052	4,161,451	3,735,051
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,102,000	2,784,156
Pool #FS7251, UMBS, 3.00%, 5/1/2052	10,166,362	8,741,086
Pool #MA4600, UMBS, 3.50%, 5/1/2052	1,677,228	1,487,879
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,702,470	2,477,263
Pool #MA4656, UMBS, 4.50%, 7/1/2052	8,781,076	8,300,990
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,368,696	2,238,459
Pool #MA4807, UMBS, 5.50%, 11/1/2052	3,377,418	3,338,207
Pool #FS7999, UMBS, 5.50%, 4/1/2054	18,000,000	17,805,133
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	37,134	36,610
Pool #C91746, 4.50%, 12/1/2033	28,677	28,164
Pool #C91771, 4.50%, 6/1/2034	38,626	37,951
Pool #C91780, 4.50%, 7/1/2034	45,107	44,326
Pool #QN0349, UMBS, 3.00%, 8/1/2034	317,682	296,945
Pool #C91832, 3.50%, 6/1/2035	175,935	166,861

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G08268, 5.00%, 5/1/2038	240,549	$239,749
Pool #G05900, 6.00%, 3/1/2040	16,359	16,973
Pool #A92889, 4.50%, 7/1/2040	93,897	91,468
Pool #A93451, 4.50%, 8/1/2040	275,117	268,001
Pool #G60513, 5.00%, 7/1/2041	227,159	226,576
Pool #G60071, 4.50%, 7/1/2042	93,979	91,548
Pool #RB5188, UMBS, 4.00%, 10/1/2042	3,238,294	3,047,013
Pool #Q17513, 3.50%, 4/1/2043	60,275	55,241
Pool #Q37857, 4.00%, 12/1/2045	209,016	195,719
Pool #G60855, 4.50%, 12/1/2045	86,529	83,926
Pool #Q38388, 4.00%, 1/1/2046	192,997	180,731
Pool #Q47544, 4.00%, 3/1/2047	201,460	188,069
Pool #Q47130, 4.50%, 4/1/2047	24,614	23,710
Pool #G08786, 4.50%, 10/1/2047	61,927	59,655
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,597,736	2,246,611
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,177,047	2,023,012
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,490,273	1,409,027

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,688,570	$3,648,740
Pool #SD8238, UMBS, 4.50%, 8/1/2052	3,317,279	3,135,401
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,850,699	6,638,359
Pool #QG6308, UMBS, 6.00%, 7/1/2053	2,175,015	2,190,781
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,157,348	3,065,020
Pool #SD4235, UMBS, 6.00%, 11/1/2053	1,527,018	1,541,089
Pool #SD5413, UMBS, 5.00%, 5/1/2054	6,917,544	6,718,664
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $138,882,907)		136,283,786

SHORT-TERM INVESTMENT - 23.9%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[8]
(Identified Cost $169,391,101)	169,391,101	169,391,101

TOTAL INVESTMENTS - 121.2%
(Identified Cost $874,306,143)		859,630,173
LIABILITIES, LESS OTHER ASSETS - (21.2%)		(150,193,122)
NET ASSETS - 100%		$709,437,051

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1 Amount is stated in USD unless otherwise noted.

2 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $96,268,696, which represented 13.6% of the Series’ Net Assets.

3 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2024.

4 Floating rate security. Rate shown is the rate in effect as of June 30, 2024.

5 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2024.

6 Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2024.

7 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2024 was $4,387,272, or 0.6% of the Series’ Net Assets.

8 Rate shown is the current yield as of June 30, 2024.

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Statement of Assets and Liabilities

June 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $874,306,143) (Note 2 )	$859,630,173
Receivable from Advisor[1]	14,620
Receivable for fund shares sold	15,954,557
Interest receivable	4,286,266
Dividends receivable	90,938
Prepaid expenses	6,779
TOTAL ASSETS	879,983,333

LIABILITIES:

Due to custodian	9,120,539
Accrued fund accounting and administration fees[1]	18,402
Accrued Chief Compliance Officer service fees[1]	2,295
Accrued distribution and service (Rule 12b-1) fees (Class S) [1]	706
Payable for securities purchased	160,676,098
Payable for fund shares repurchased	663,678
Other payables and accrued expenses	64,564
TOTAL LIABILITIES	170,546,282
Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$709,437,051

NET ASSETS CONSIST OF:

Capital stock	$777,841
Additional paid-in-capital	768,875,465
Total distributable earnings (loss)	(60,216,255)

TOTAL NET ASSETS	$709,437,051

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($3,403,916/372,180 shares)	$9.15

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($4,554,587/548,980 shares)	$8.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($676,036,169/73,807,876 shares)	$9.16

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($25,442,379/3,055,033 shares)	$8.33

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME:

Interest	$7,197,691
Dividends	145,913
Total Investment Income	7,343,604

EXPENSES:

Management fees (Note 3)	403,724
Fund accounting and administration fees (Note 3)	52,669
Directors’ fees (Note 3)	23,304
Sub-transfer agent fees (Note 3)	7,653
Chief Compliance Officer service fees (Note 3)	4,221
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	3,924
Registration and filing fees	39,910
Professional fees	39,171
Custodian fees	6,842
Miscellaneous	31,875

Total Expenses	613,293
Less reduction of expenses (Note 3)	(473,527)

Net Expenses	139,766

NET INVESTMENT INCOME	7,203,838

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(3,591,526)

Net change in unrealized appreciation (depreciation) on investments	(4,717,002)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(8,308,528)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,104,690)

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/24 (UNAUDITED)	FOR THE YEAR ENDED 12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,203,838	$12,532,961
Net realized gain (loss) on investments	(3,591,526)	(8,141,296)
Net change in unrealized appreciation (depreciation) on investments	(4,717,002)	14,422,199

Net increase (decrease) from operations	(1,104,690)	18,813,864

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(56,255)	(86,228)
Class I	(171,437)	(307,226)
Class W	(5,526,358)	(11,169,421)
Class Z	(514,285)	(995,932)
From return of capital (Class S)	—	(5,524)
From return of capital (Class I)	—	(19,680)
From return of capital (Class W)	—	(715,490)
From return of capital (Class Z)	—	(63,797)
Total distributions to shareholders	(6,268,335)	(13,363,298)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5 )	390,893,063	16,245,014

Net increase (decrease) in net assets	383,520,038	21,695,580

NET ASSETS:

Beginning of period	325,917,013	304,221,433

End of period	$709,437,051	$325,917,013

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24
	(UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.34	$9.18	$10.82	$11.28	$10.92	$10.30
Income (loss) from investment operations:
Net investment income[1]	0.18	0.32	0.19	0.12	0.16	0.23
Net realized and unrealized gain (loss) on investments	(0.21)	0.18	(1.62)	(0.33)	0.78	0.61
Total from investment operations	(0.03)	0.50	(1.43)	(0.21)	0.94	0.84
Less distributions to shareholders:
From net investment income	(0.16)	(0.32)	(0.21)	(0.12)	(0.16)	(0.22)
From net realized gain on investments	—	—	—	(0.13)	(0.42)	—
From return of capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.16)	(0.34)	(0.21)	(0.25)	(0.58)	(0.22)

Net asset value - End of period	$9.15	$9.34	$9.18	$10.82	$11.28	$10.92
Net assets - End of period (000’s omitted)	$3,404	$2,536	$1,967	$4,185	$5,760	$2,382
Total return[2]	(0.30%)	5.58%	(13.30%)	(1.89%)	8.67%	8.18%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[3]	0.67%	0.70%	0.65%	0.64%	0.69%
Net investment income	3.88%[3]	3.44%	1.88%	1.07%	1.38%	2.27%
Series portfolio turnover	20%	73%	101%	69%	110%	66%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.19%[3]	N/A	N/A	N/A	N/A	0.07%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

 10

Core Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24
	(UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.49	$8.38	$9.89	$10.33	$10.04	$9.52
Income (loss) from investment operations:
Net investment income[1]	0.17	0.31	0.20	0.13	0.17	0.24
Net realized and unrealized gain (loss) on investments	(0.19)	0.16	(1.48)	(0.30)	0.72	0.55
Total from investment operations	(0.02)	0.47	(1.28)	(0.17)	0.89	0.79
Less distributions to shareholders:
From net investment income	(0.17)	(0.34)	(0.23)	(0.14)	(0.18)	(0.27)
From net realized gain on investments	—	—	—	(0.13)	(0.42)	—
From return of capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.17)	(0.36)	(0.23)	(0.27)	(0.60)	(0.27)

Net asset value - End of period	$8.30	$8.49	$8.38	$9.89	$10.33	$10.04
Net assets - End of period (000’s omitted)	$4,555	$11,183	$4,303	$6,621	$4,387	$5,416
Total return[2]	(0.23%)	5.75%	(13.01%)	(1.65%)	8.93%	8.38%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.06%[3]	3.75%	2.27%	1.29%	1.67%	2.53%
Series portfolio turnover	20%	73%	101%	69%	110%	66%

* The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.00%[3,4]	0.03%	0.04%	0.02%	0.01%	0.06%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

 11

Core Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS ENDED 6/30/24					PERIOD 3/1/19[1] TO
	(UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.34	$9.18	$10.82	$11.27	$10.90	$10.40
Income (loss) from investment operations:
Net investment income[2]	0.20	0.37	0.26	0.19	0.22	0.26
Net realized and unrealized gain (loss) on investments	(0.20)	0.18	(1.64)	(0.33)	0.78	0.54
Total from investment operations	0.00	0.55	(1.38)	(0.14)	1.00	0.80
Less distributions to shareholders:
From net investment income	(0.18)	(0.37)	(0.26)	(0.18)	(0.21)	(0.30)
From net realized gain on investments	—	—	—	(0.13)	(0.42)	—
From return of capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.18)	(0.39)	(0.26)	(0.31)	(0.63)	(0.30)

Net asset value - End of period	$9.16	$9.34	$9.18	$10.82	$11.27	$10.90
Net assets - End of period (000’s omitted)	$676,036	$287,175	$275,472	$344,304	$321,288	$192,391
Total return[3]	0.04%	6.15%	(12.76%)	(1.25%)	9.31%	7.74%

Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.05%[4]	0.05%	0.05%	0.05%	0.05%	0.05%[4]
Net investment income	4.50%[4]	4.03%	2.68%	1.68%	1.97%	2.87%[4]
Series portfolio turnover	20%	73%	101%	69%	110%	66%

* The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.32%[4]	0.33%	0.32%	0.30%	0.32%	0.34%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

 12

Core Bond Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS ENDED 6/30/24					PERIOD 3/1/19[1] TO
	(UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.51	$8.40	$9.91	$10.35	$10.06	$9.62
Income (loss) from investment operations:
Net investment income[2]	0.18	0.32	0.22	0.15	0.18	0.22
Net realized and unrealized gain (loss) on investments	(0.19)	0.16	(1.49)	(0.31)	0.72	0.50
Total from investment operations	(0.01)	0.48	(1.27)	(0.16)	0.90	0.72
Less distributions to shareholders:
From net investment income	(0.17)	(0.35)	(0.24)	(0.15)	(0.19)	(0.28)
From net realized gain on investments	—	—	—	(0.13)	(0.42)	—
From return of capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.17)	(0.37)	(0.24)	(0.28)	(0.61)	(0.28)

Net asset value - End of period	$8.33	$8.51	$8.40	$9.91	$10.35	$10.06
Net assets - End of period (000’s omitted)	$25,442	$25,023	$22,480	$25,281	$20,266	$10,372
Total return[3]	(0.08%)	5.85%	(12.86%)	(1.53%)	9.02%	7.50%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4]	0.30%	0.30%	0.30%	0.30%	0.30%[4]
Net investment income	4.27%[4]	3.78%	2.46%	1.43%	1.75%	2.64%[4]
Series portfolio turnover	20%	73%	101%	69%	110%	66%

* The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.07%[4]	0.08%	0.07%	0.05%	0.07%	0.09%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

 13

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2024, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock and Core Bond Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

 14

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 15

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$421,950,558	$—	$421,950,558	$—
States and political subdivisions (municipals)	611,711	—	611,711	—
Corporate debt:
Communication Services	16,071,851	—	16,071,851	—
Consumer Discretionary	8,853,638	—	8,853,638	—
Energy	14,174,573	—	14,174,573	—
Financials	81,781,521	—	81,781,521	—
Industrials	10,630,423	—	10,630,423	—
Materials	3,524,335	—	3,524,335	—
Real Estate	15,926,192	—	15,926,192	—
Utilities	10,637,502	—	10,637,502	—
Asset-backed securities	31,230,714	—	31,230,714	—
Commercial mortgage-backed securities	39,846,274	—	39,846,274	—
Exchange-Traded Funds	34,999,780	34,999,780	—	—
Short-Term Investment	169,391,101	169,391,101	—	—
Total assets	$859,630,173	$204,390,881	$655,239,292	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or June 30, 2024.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The Series may be exposed to financial instruments that recently LIBOR transitioned from, or continue to be tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

 16

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in

 17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Inflation-Indexed Bonds (continued)

the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2024.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2024.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2020 through December 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

 18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2024, the sub-transfer agency expenses incurred by Class S and Class I were $4,097 and $3,556, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

 19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.45% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $357,648 in management fees for Class W shares for the six months ended June 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $2,918, $186, $103,519 and $9,256 for Class S, Class I, Class W and Class Z shares, respectively, for the six months ended June 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2024	2025	2026	2027	TOTAL
Class S	$—	$—	$—	$2,918	$2,918
Class I	1,037	2,500	2,309	186	6,032
Class W	170,505	191,639	213,874	103,519	679,537
Class Z	11,009	14,696	18,464	9,256	53,425

For the six months ended June 30, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $178,094,704 and $25,231,570, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $269,157,833 and $46,525,521, respectively.

 20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Core Bond Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/24		12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	155,365	$1,425,259	159,206	$1,470,960
Reinvested	6,137	56,001	9,818	89,984
Repurchased	(60,929)	(556,478)	(111,521)	(1,031,311)
Total	100,573	$924,782	57,503	$529,633

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/24		12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	121,704	$1,013,734	957,262	$8,025,709
Reinvested	20,709	171,437	39,116	324,313
Repurchased	(911,343)	(7,472,270)	(192,188)	(1,626,771)
Total	(768,930)	$(6,287,099)	804,190	$6,723,251

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/24		12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	45,462,222	$417,119,304	3,749,002	$34,501,971
Reinvested	592,302	5,410,258	1,260,080	11,579,125
Repurchased	(2,977,863)	(27,238,984)	(4,271,203)	(39,324,170)
Total	43,076,661	$395,290,578	737,879	$6,756,926

CLASS Z	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/24		12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	79,606	$665,626	352,857	$3,010,978
Reinvested	61,894	514,285	126,344	1,059,730
Repurchased	(25,804)	(215,109)	(216,236)	(1,835,504)
Total	115,696	$964,802	262,965	$2,235,204

Over 90% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended June 30, 2024, the Series did not borrow under the line of credit.

 21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2024.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2023 were as follows:

Ordinary income	$12,558,807
Return of capital	$804,491

At June 30, 2024, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$877,262,786
Unrealized appreciation	1,467,209
Unrealized depreciation	(19,099,822)
Net unrealized depreciation	$(17,632,613)

As of December 31, 2023, the Series had net short-term capital loss carryforwards of $15,857,503 and net long-term capital loss carryforwards of $25,464,861, which may be carried forward indefinitely.

 22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

 23

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 16, 2024, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between Advisor and Rainier Investment Management, LLC (“Rainier”)(together, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2024 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor and Rainier

The Board considered the nature, extent and quality of the services provided by the Advisor and Rainier under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor and Rainier’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor and Rainier’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor and Rainier were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier’s adherence to the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor and Rainier supported the renewal of the Agreements.

Investment Performance of the Advisor and Rainier

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor and Rainier and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor and Rainier’s performance for the Series, outlining market conditions over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor and Rainier’s performance at the May 3rd working session and during prior quarterly board meetings. The Board also considered the Advisor and Rainier’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

 24

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

The Directors expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Adviser provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Sub-Advisor’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. After discussion, the Directors concluded, based on the information received and the Advisor’s and Sub-Advisor’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the investment results that the Advisor and Sub-Advisor had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 13 of 15 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Adviser outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Adviser. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board accepted the Advisor’s assessment, and therefore has made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered that 93% of the Series have at least one share class in the best third of its relevant universe, and approximately half of the funds fall within the lowest expense quartile for at least one share class. The Board was also provided with information related to the sub-advisory fees for the Rainier International Discovery Series and appliable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

 25

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund and Rainier’s services and profits with respect to services provided to the Rainier Series under the Agreements. The Board noted that since its last review, the Advisor completed a ‘go-private’ transaction whereby it was acquired by the Callodine Group in October 2022. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor noted a shift to EBITDA (earnings before interest, taxes, depreciation and amortization) as the key performance metric related to profitability and discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor and Rainier’s profit margins relating to its services provided under the Agreements were reasonable. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Conclusion

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

 26

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-06/24-SAR

 27

www.manning-napier.com

Manning & Napier Fund, Inc.

Unconstrained Bond Series

Unconstrained Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES		VALUE (NOTE 2)

LOAN ASSIGNMENTS - 0.6%

WestJet Loyalty LP, Initial Term Loan (Canada) (1 mo. U.S. Secured Overnight Financing Rate + 3.750%), 9.048%, 2/14/2031[2]
(Identified Cost $4,951,190)		5,000,000	$5,020,000

CORPORATE BONDS - 19.4%

Non-Convertible Corporate Bonds- 19.4%
Communication Services - 2.1%
Entertainment - 0.4%
Verve Group SE (Sweden) (3 mo. EURIBOR + 6.250%), 9.962%, 6/21/2026[2,3]	EUR	3,000,000	3,308,007

Interactive Media & Services - 1.2%
Azerion Group N.V. (Netherlands) (3 mo. EURIBOR + 6.750%), 10.461%, 10/2/2026[2]	EUR	3,700,000	4,006,083
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[3]		6,650,000	6,318,039
			10,324,122
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027		4,200,000	4,153,154

Total Communication Services			17,785,283

Consumer Discretionary - 0.8%
Broadline Retail - 0.2%
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 12.875%, 12/31/2025 (Acquired 04/22/2021, cost $2,818,941)[2,4]	SEK	23,750,000	1,981,512
Hotels, Restaurants & Leisure - 0.6%
ACL Holdings Ltd. (Guernsey), 11.50%, 2/16/2027[3]	EUR	4,400,000	4,741,933

Total Consumer Discretionary			6,723,445

Consumer Staples - 0.5%
Food Products - 0.5%
Greenfood AB (Sweden) (3 mo. STIB + 7.000%), 10.875%, 11/4/2025 (Acquired 10/28/2021-11/07/2023, cost $4,474,304)[2,4]	SEK	45,000,000	3,808,316

Energy - 3.1%
Energy Equipment & Services - 1.0%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[3]		3,853,659	4,041,415
Varel Energy Solutions, 12.25%, 4/7/2028		4,000,000	3,997,937
			8,039,352
	PRINCIPAL AMOUNT [1] / SHARES		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 2.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $8,017,513) [4]		8,708,979	$7,519,782
New Fortress Energy, Inc., 8.75%, 3/15/2029 [3]		4,195,000	3,819,649
Samos Energy Infrastructure Ltd. (Jersey), 12.50%, 7/5/2028[3]		2,000,000	2,015,000
Ziton A/S (Denmark) (3 mo. EURIBOR + 9.500%), 13.255%, 6/9/2028[2]	EUR	3,968,000	4,472,630
			17,827,061
Total Energy			25,866,413

Financials - 5.0%
Banks - 0.8%
Bank of America Corp., (3 mo. U.S. Secured Overnight Financing Rate + 1.022%), 6.361%, 9/15/2026[2]		3,561,000	3,563,913
JPMorgan Chase & Co., 8.00%, 4/29/2027		3,000,000	3,220,854
			6,784,767
Capital Markets - 2.2%
BGC Group, Inc., 3.75%, 10/1/2024		8,250,000	8,169,596
BlackRock TCP Capital Corp., 6.95%, 5/30/2029		4,000,000	3,907,457
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]		2,850,000	2,704,244
PS Marine Midco Ltd. (Bermuda), 10.00%, 4/19/2027		3,200,000	3,229,298
			18,010,595
Consumer Finance - 0.7%
Encore Capital Group, Inc., 8.50%, 5/15/2030 [3]		4,000,000	4,067,417
Navient Corp., 6.75%, 6/25/2025		1,800,000	1,798,962
			5,866,379
Financial Services - 1.3%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,009,426
Legres AB (Sweden) (3 mo. STIB + 9.000%), 13.014%, 12/30/2025 (Acquired 06/15/2023-06/28/2023, cost $3,048,944)[2,4]	SEK	32,500,000	2,883,831
Novedo Holding AB (Sweden) (3 mo. STIB + 6.500%), 10.271%, 11/26/2024 (Acquired 11/15/2021-03/30/2022, cost $2,935,885)[2,4]	SEK	26,250,000	2,428,041
Puffin Finance S.A.R.L (Virgin Islands (British)), 15.00%, 9/11/2025		3,670,000	3,734,560

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT 1/ SHARES		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services (continued)
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[4]		1,375,000	$1,167,553
			11,223,411
Total Financials			41,885,152

Industrials - 2.8%
Commercial Services & Supplies - 0.5%
Cartiga LLC, 9.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[4]		4,000,000	3,997,453

Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]		1,500,000	1,498,625

Machinery - 0.4%
SLR Group GmbH (Germany) (3 mo. EURIBOR + 7.000%), 10.885%, 10/9/2027[2]	EUR	3,500,000	3,829,479

Passenger Airlines - 1.3%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]		2,476,095	2,502,783
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	2,986,467
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026		2,840,437	2,772,514
Series 2019-2, Class B, 3.50%, 5/1/2028		2,747,774	2,555,229
			10,816,993
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028		1,970,000	1,791,405
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[3]		1,500,000	1,418,606
			3,210,011
Total Industrials			23,352,561

Information Technology - 0.4%
Software - 0.4%
Extenda Retail Holding 1 AB (Sweden) (3 mo. STIB + 6.750%), 10.465%, 3/30/2027 (Acquired 03/24/2022, cost $3,620,906)[2,4]	SEK	34,000,000	3,227,825

Materials - 0.7%
Metals & Mining - 0.7%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[3]		4,000,000	4,132,277
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[3]		1,737,803	1,649,088
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[4,6]	5,870,000	$59

Total Materials		5,781,424

Real Estate - 2.5%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026	4,320,000	4,137,897

Specialized REITs - 2.0%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021-07/08/2022, cost $4,218,250)[4]	4,345,000	4,255,936
SBA Tower Trust,
2.836%, 1/15/2025[3]	3,500,000	3,438,526
1.884%, 1/15/2026[3]	2,750,000	2,586,210
6.599%, 1/15/2028[3]	6,110,000	6,237,130
		16,517,802
Total Real Estate		20,655,699

Utilities - 1.5%
Electric Utilities - 1.1%
Alexander Funding Trust II, 7.467%, 7/31/2028 [3]	8,250,000	8,726,028

Independent Power and Renewable Electricity Producers - 0.4%
Vistra Operations Co. LLC, 3.55%, 7/15/2024 [3]	3,500,000	3,495,514

Total Utilities		12,221,542

TOTAL CORPORATE BONDS (Identified Cost $170,838,248)		161,307,660

ASSET-BACKED SECURITIES - 22.2%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[3]	4,500,000	4,146,297
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[3]	4,400,000	4,439,152
Ally Auto Receivables Trust, Series 2024-1, Class A2, 5.32%, 1/15/2027	1,695,000	1,692,138
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.264%), 6.603%, 8/19/2038[2,3]	2,174,150	2,146,934
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[3]	2,030,649	1,922,936
Carvana Auto Receivables Trust, Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,463,906	2,420,115
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060 [3]	3,687,753	3,494,562

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

CF Hippolyta Issuer LLC, (continued)
Series 2020-1, Class B1, 2.28%, 7/15/2060 [3]	1,799,103	$1,680,891
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[3]	2,380,000	2,424,085
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[3]	1,392,678	1,223,600
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	1,505,886	1,336,761
CoreVest American Finance Trust,
Series 2019-3, Class A, 2.705%, 10/15/2052 [3]	4,058,155	3,991,490
Series 2020-3, Class A, 1.358%, 8/15/2053 [3]	655,543	618,782
Series 2020-4, Class A, 1.174%, 12/15/2052 [3]	662,559	627,217
Credit Acceptance Auto Loan Trust,
Series 2021-3A, Class C, 1.63%, 9/16/2030 [3]	3,000,000	2,956,462
Series 2022-1A, Class A, 4.60%, 6/15/2032 [3]	7,400,000	7,355,667
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051 [3]	5,200,000	4,827,995
Series 2023-1A, Class A2, 5.116%, 2/25/2053 [3]	3,345,000	3,216,000
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[3]	5,000,000	4,511,397
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[3]	1,051,285	999,191
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[3]	4,760,000	4,389,020
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.334%), 6.663%, 5/16/2038 [2,3]	2,627,072	2,612,805
Golub Capital Partners ABS Funding, Series 2024-1A, Class A2, 6.885%, 1/25/2034 (Acquired 02/14/2024, cost $4,000,000)[4]	4,000,000	3,990,310
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[3]	2,687,104	2,235,754
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025[3]	3,000,000	2,958,746
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051 [3]	3,500,000	3,227,098
Series 2024-1A, Class A2, 5.893%, 6/20/2054 [3]	1,000,000	1,010,544
HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[3]	1,398,864	1,109,619
ITE Rail Fund Levered LP, Series 2021- 3A, Class A, 2.21%, 6/28/2051[3]	5,280,926	4,780,796
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 6.743%, 2/15/2039[2,3]	3,500,000	$3,402,497
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[3]	160,063	157,997
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.664%), 6.993%, 12/13/2038 [2,3]	2,000,000	1,967,577
Series 2021-FL2, Class B, (1 mo. U.S. Secured Overnight Financing Rate + 2.014%), 7.343%, 12/13/2038 [2,3]	3,000,000	2,909,386
LFS LLC, Series 2022-A, Class A, 5.25%, 5/15/2034 (Acquired 05/11/2022, cost $2,383,019)[4]	2,391,869	2,346,705
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034 [3]	1,333,497	1,331,330
Series 2023-1A, Class A, 7.00%, 2/15/2035 [3]	1,058,370	1,056,340
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.624%), 5.960%, 6/25/2031[2]	2,450,722	2,398,505
Series 2015-BA, Class A3, (1 mo. U.S. Secured Overnight Financing Rate + 1.564%), 6.893%, 7/16/2040 [2,3]	1,139,310	1,140,912
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 6.500%, 12/27/2066[2,3]	2,707,324	2,714,803
Series 2020-1A, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 6.500%, 6/25/2069[2,3]	1,680,509	1,682,897
Series 2020-GA, Class A, 1.17%, 9/16/2069 [3]	432,652	389,110
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 [3]	3,836,848	3,297,311
Series 2021-A, Class A, 0.84%, 5/15/2069 [3]	688,041	607,646
Series 2022-A, Class A, 2.23%, 7/15/2070 [3]	2,879,153	2,547,436
Series 2023-BA, Class A1A, 6.48%, 3/15/2072 [3]	594,685	603,694
Series 2023-BA, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.700%), 7.033%, 3/15/2072[2,3]	1,387,598	1,408,585
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[3]	2,700,000	2,692,812
Oxford Finance Funding LLC,
Series 2020-1A, Class A2, 3.101%, 2/15/2028 [3]	1,722,075	1,699,611

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC, (continued)
Series 2020-1A, Class B, 4.037%, 2/15/2028 [3]	718,654	$707,260
Series 2022-1A, Class A2, 3.602%, 2/15/2030 [3]	4,266,126	4,063,636
Series 2023-1A, Class A2, 6.716%, 2/15/2031 [3]	4,430,000	4,442,883
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034 [3]	2,163,607	2,101,512
Series 2022-1, Class A2, 7.25%, 10/15/2034 [3]	2,176,220	2,183,216
Series 2023-1, Class A, 7.42%, 7/15/2035 [3]	2,814,453	2,836,143
Series 2024-1, Class A, 6.95%, 2/15/2036 [3]	3,565,748	3,561,743
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[3]	5,200,000	4,652,960
SLM Student Loan Trust,
Series 2008-3, Class A3, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.262%), 6.609%, 10/25/2021[2]	5,014,446	4,970,139
Series 2008-4, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 1.912%), 7.259%, 7/25/2022[2]	2,722,234	2,735,723
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%, 6/15/2037 [3]	1,647,091	1,568,257
Series 2024-D, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.100%), 6.43%, 7/5/2053[2,3]	5,270,000	5,233,462
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[3]	3,400,000	3,164,904
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[3]	555,707	515,622
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[3]	2,364,794	2,207,516
Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.436%, 6/25/2054[3]	4,000,000	3,868,252
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/2058 [3,7]	335,393	325,471
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.460%, 10/25/2048 [2,3]	850,465	863,128
Tricon American Homes, Series 2020- SFR1, Class C, 2.249%, 7/17/2038[3]	2,500,000	2,334,374
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[3]	1,661,720	1,512,313
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[3]	1,760,091	1,548,768
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[3]	2,748,785	$2,482,983
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[3]	6,500,000	6,158,805
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[3]	4,000,000	3,832,203
TOTAL ASSET-BACKED SECURITIES (Identified Cost $192,154,187)		184,572,791

COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5%

BDS, Series 2021-FL8, Class B, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.464%), 6.796%, 1/18/2036 [2,3]	3,000,000	2,985,224
BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[3,7]	2,414,331	2,260,576
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[3,7]	2,405,432	2,177,565
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 6.811%, 7/15/2029[2,3]	5,100,000	5,082,182
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,7]	54,231	51,257
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[3,7]	105,778	90,555
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	50,944	49,507
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[3]	4,175,210	3,989,962
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[3]	4,480,000	4,415,797
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K106, Class X1 (IO), 1.440%, 1/25/2030[7]	50,861,636	3,178,417
GCAT Trust,
Series 2022-NQM3, Class A1, 4.348%, 4/25/2067 [3,7]	8,694,121	8,480,836
Series 2024-NQM1, Class A1, 6.007%, 1/25/2059 [3,8]	4,575,170	4,565,495
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052 [3,7]	4,797,932	4,140,304
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052 [3,7]	2,997,933	2,572,910
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[2,3]	4,282,671	3,939,411
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052 [3,7]	8,176,936	7,172,104

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067 [3,8]	6,243,405	$5,740,009
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067 [3,8]	3,711,313	3,590,387
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067 [3,8]	8,452,854	8,364,338
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029 [3,7]	227,808	218,440
Series 2021-4, Class A3B, 2.00%, 8/25/2051 [3,7]	4,174,716	3,218,193
Series 2021-5, Class A4, 2.50%, 8/25/2051 [3,7]	8,630,779	7,578,287
Series 2021-LTV2, Class A1, 2.520%, 5/25/2052 [3,7]	4,461,214	3,611,581
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052 [3,7]	6,188,218	5,337,775
Metlife Securitization Trust, Series 2019- 1A, Class A, 3.75%, 4/25/2058[3,7]	670,010	629,409
MFA Trust, Series 2021-INV2, Class A1, 1.906%, 11/25/2056[3,7]	3,749,665	3,201,775
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class A4, 2.50%, 7/25/2051[3,7]	10,216,075	8,864,230
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054 [3,7]	201,696	187,308
Series 2015-2A, Class A1, 3.75%, 8/25/2055 [3,7]	281,359	260,690
Series 2019-2A, Class A1, 4.25%, 12/25/2057 [3,7]	1,367,539	1,306,082
Series 2022-NQM2, Class A1, 3.079%, 3/27/2062 [3,7]	8,426,548	7,568,812
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[3]	1,748,677	1,591,325
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[3,8]	3,687,140	3,677,901
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.345%, 7/25/2029 (Acquired 07/24/2023, cost $4,487,648)[2,4]	4,487,648	4,486,982
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[3,7]	4,820,719	4,145,657
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[3]	2,931,326	2,803,972
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043 [7]	105,068	88,294
Series 2013-6, Class A2, 3.00%, 5/25/2043 [7]	1,062,007	933,578
Series 2013-7, Class A2, 3.00%, 6/25/2043 [7]	107,026	93,654
Series 2013-8, Class A1, 3.00%, 6/25/2043 [7]	129,620	114,430
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,3]	1,623,210	$1,003,889
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,7]	1,779,101	1,651,781
Wells Fargo Mortgage Backed Securities Trust, Series 2020-1, Class A1, 3.00%, 12/25/2049[3,7]	2,287,330	1,936,343
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[3,7]	68,280	62,431
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $142,176,757)		137,419,655

FOREIGN GOVERNMENT BONDS - 0.5%

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024
(Identified Cost $4,493,240)	4,500,000	4,456,549

MUNICIPAL BONDS - 0.4%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037
(Identified Cost $4,043,274)	3,905,000	2,995,738

EXCHANGE-TRADED FUND - 2.7%

VanEck J.P. Morgan EM Local Currency Bond ETF
(Identified Cost $24,167,147)	950,390	22,600,274

U.S. TREASURY SECURITIES - 23.9%

U.S. Treasury Notes - 23.9%
U.S. Treasury Inflation Indexed Note
0.125%, 10/15/2025	13,423,129	12,980,586
0.125%, 4/15/2026	13,577,347	12,971,140
0.50%, 1/15/2028	13,657,236	12,871,944
U.S. Treasury Note
2.125%, 5/15/2025	25,982,000	25,311,137
2.25%, 11/15/2027	17,928,000	16,685,646
2.75%, 2/15/2028	26,155,000	24,667,434
2.875%, 5/15/2028	51,494,000	48,673,899
2.875%, 8/15/2028	4,542,000	4,281,190
3.125%, 11/15/2028	21,089,000	20,034,550
1.375%, 11/15/2031	25,015,000	20,375,499
TOTAL U.S. TREASURY SECURITIES (Identified Cost $201,320,229)		198,853,025

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES - 4.8%

Mortgage-Backed Securities - 4.8%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	55	$54
Pool #MA0115, UMBS, 4.50%, 7/1/2029	18,185	17,900
Pool #MA1834, UMBS, 4.50%, 2/1/2034	92,886	91,176
Pool #995876, UMBS, 6.00%, 11/1/2038	171,362	177,574
Pool #FS4047, UMBS, 3.50%, 12/1/2042	7,172,084	6,567,901
Pool #AW5338, UMBS, 4.50%, 6/1/2044	460,241	445,781
Pool #AS3878, UMBS, 4.50%, 11/1/2044	254,673	246,812
Pool #BE7845, UMBS, 4.50%, 2/1/2047	78,835	75,997
Pool #FS6206, UMBS, 5.50%, 10/1/2053	7,885,782	7,847,996
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	53,344	52,586
Pool #D98711, 4.50%, 7/1/2031	169,164	166,778
Pool #C91746, 4.50%, 12/1/2033	126,931	124,657
Pool #G05900, 6.00%, 3/1/2040	31,455	32,635
Pool #RB5264, UMBS, 5.50%, 11/1/2043	7,550,205	7,548,947
Pool #QG6308, UMBS, 6.00%, 7/1/2053	7,996,653	8,054,615
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	8,308,811	8,065,843

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $38,615,803)		39,517,252

SHORT-TERM INVESTMENT - 6.8%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[9]
(Identified Cost $56,098,468)	56,098,468	56,098,468

TOTAL INVESTMENTS - 97.8% (Identified Cost $838,858,543)		812,841,412
OTHER ASSETS, LESS LIABILITIES - 2.2%		17,884,927

NET ASSETS - 100%		$830,726,339

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JUNE 30, 2024
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION
915	Euro-BOBL	Eurex	September 2024	114,101,797	$831,638
1,213	U.S. Treasury Notes (2 Year)	CME	September 2024	247,717,344	851,344
TOTAL LONG POSITIONS					$1,682,982

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2024
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION
180	Euro-BUXL (30 Year)	Eurex	September 2024	25,106,495	$(308,669)
305	U.S. Ultra Treasury Bonds (10 Year)	CME	September 2024	34,627,031	(527,823)
TOTAL SHORT POSITIONS					$(836,492)

ABS - Asset-Backed Security

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

EUR - Euro

EUREX - Eurex Exchange

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1 Amount is stated in USD unless otherwise noted.

2 Floating rate security. Rate shown is the rate in effect as of June 30, 2024.

3 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $357,695,815, which represented 43.1% of the Series’ Net Assets.

4 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2024 was $42,094,305, or 5.1% of the Series’ Net Assets.

5 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2024.

6 Issuer filed for bankruptcy and/or is in default of interest payments.

7 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2024.

8 Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2024.

9Rate shown is the current yield as of June 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2024 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $838,858,543) (Note 2)	$812,841,412
Receivable for fund shares sold	10,952,697
Interest receivable	4,575,599
Deposits at broker for futures contracts	4,253,156
Receivable for securities sold	1,770,387
Futures variation margin receivable	406,049
Dividends receivable	101,307
Prepaid expenses	715

TOTAL ASSETS	834,901,322

LIABILITIES:

Due to custodian	1,373,961
Foreign currency overdraft, at value (identified cost $11,417)	11,492
Accrued sub-transfer agent fees[1]	57,590
Accrued management fees[1]	40,798
Accrued fund accounting and administration fees[1]	25,791
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	5,404
Accrued Chief Compliance Officer service fees[1]	2,295
Payable for securities purchased	2,002,230
Payable for fund shares repurchased	371,835
Futures variation margin payable	175,418
Other payables and accrued expenses	108,169

TOTAL LIABILITIES	4,174,983

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$830,726,339

NET ASSETS CONSIST OF:

Capital stock	$887,336
Additional paid-in-capital	895,076,320
Total distributable earnings (loss)	(65,237,317)

TOTAL NET ASSETS	$830,726,339

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($26,487,182/2,710,203 shares)	$9.77

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($216,249,577/25,631,969 shares)	$8.44

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($587,989,580/60,391,386 shares)	$9.74
[1] See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME:

Interest	$20,643,166
Dividends	1,008,178

Total Investment Income	21,651,344

EXPENSES:

Management fees (Note 3)	1,214,607
Sub-transfer agent fees (Note 3)	121,011
Fund accounting and administration fees (Note 3)	72,715
Directors’ fees (Note 3)	61,421
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	33,585
Chief Compliance Officer service fees (Note 3)	4,222
Custodian fees	15,228
Miscellaneous	167,303

Total Expenses	1,690,092
Less reduction of expenses (Note 3)	(954,315)

Net Expenses	735,777

NET INVESTMENT INCOME	20,915,567

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(4,318,100)
Futures contracts	(5,610,237)
Foreign currency and translation of other assets and liabilities	171,025

(9,757,312)
Net change in unrealized appreciation (depreciation) on-
Investments	882,011
Futures contracts	167,973
Foreign currency and translation of other assets and liabilities	(3,607)
1,046,377

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(8,710,935)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,204,632

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/24	YEAR ENDED
	(UNAUDITED)	12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$20,915,567	$37,225,185
Net realized gain (loss) on investments and foreign currency	(9,757,312)	(9,369,250)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,046,377	23,300,887

Net increase (decrease) from operations	12,204,632	51,156,822

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(524,346)	(1,054,174)
Class I	(5,102,070)	(8,824,737)
Class W	(13,235,100)	(24,739,261)
From return of capital (Class S)	—	(64,975)
From return of capital (Class I)	—	(543,923)
From return of capital (Class W)	—	(1,524,833)
Total distributions to shareholders	(18,861,516)	(36,751,903)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	21,332,145	(15,867,225)

Net increase (decrease) in net assets	14,675,261	(1,462,306)

NET ASSETS:

Beginning of period	816,051,078	817,513,384

End of period	$830,726,339	$816,051,078

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.85	$9.65	$10.61	$10.93	$10.44	$10.18
Income (loss) from investment operations:
Net investment income[1]	0.22	0.39	0.31	0.30	0.29	0.28
Net realized and unrealized gain (loss) on investments	(0.11)	0.18	(1.02)	(0.02)	0.48	0.23
Total from investment operations	0.11	0.57	(0.71)	0.28	0.77	0.51
Less distributions to shareholders:
From net investment income	(0.19)	(0.35)	(0.25)	(0.30)	(0.28)	(0.25)
From net realized gain on investments	—	—	—	(0.30)	(0.00)[2]	—
From return of capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.19)	(0.37)	(0.25)	(0.60)	(0.28)	(0.25)

Net asset value - End of period	$9.77	$9.85	$9.65	$10.61	$10.93	$10.44
Net assets - End of period (000’s omitted)	$26,487	$29,206	$31,882	$17,776	$20,925	$22,884
Total return[3]	1.17%	5.99%	(6.71%)	2.59%	7.54%	5.01%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%[4]	0.72%	0.72%	0.73%	0.73%	0.75%
Net investment income	4.59%[4]	4.01%	3.15%	2.71%	2.74%	2.80%
Series portfolio turnover	18%	42%	60%	69%	96%	75%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02%[4]	N/A	N/A	N/A	N/A	0.01%

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.53	$8.42	$9.29	$9.65	$9.26	$9.09
Income (loss) from investment operations:
Net investment income[1]	0.20	0.36	0.30	0.29	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.08)	0.14	(0.90)	(0.02)	0.42	0.20
Total from investment operations	0.12	0.50	(0.60)	0.27	0.70	0.48
Less distributions to shareholders:
From net investment income	(0.21)	(0.37)	(0.27)	(0.33)	(0.31)	(0.31)
From net realized gain on investments	—	—	—	(0.30)	(0.00)[2]	—
From return of capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.21)	(0.39)	(0.27)	(0.63)	(0.31)	(0.31)

Net asset value - End of period	$8.44	$8.53	$8.42	$9.29	$9.65	$9.26
Net assets - End of period (000’s omitted)	$216,250	$187,137	$192,903	$36,639	$21,687	$19,039
Total return[3]	1.39%	6.16%	(6.42%)	2.81%	7.74%	5.37%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.48%[4]	0.49%	0.47%	0.49%	0.49%	0.48%
Net investment income	4.88%[4]	4.25%	3.47%	2.97%	2.96%	3.01%
Series portfolio turnover	18%	42%	60%	69%	96%	75%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	N/A	0.01%

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.81	$9.62	$10.57	$10.90	$10.41	$10.34
Income (loss) from investment operations:
Net investment income[2]	0.26	0.45	0.37	0.37	0.36	0.30
Net realized and unrealized gain (loss) on investments	(0.11)	0.17	(1.01)	(0.03)	0.49	0.12
Total from investment operations	0.15	0.62	(0.64)	0.34	0.85	0.42
Less distributions to shareholders:
From net investment income	(0.22)	(0.41)	(0.31)	(0.37)	(0.36)	(0.35)
From net realized gain on investments	—	—	—	(0.30)	(0.00)[3]	—
From return of capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.22)	(0.43)	(0.31)	(0.67)	(0.36)	(0.35)

Net asset value - End of period	$9.74	$9.81	$9.62	$10.57	$10.90	$10.41
Net assets - End of period (000’s omitted)	$587,990	$599,708	$592,728	$673,807	$631,570	$859,888
Total return[4]	1.59%	6.66%	(6.05%)	3.19%	8.29%	4.10%[5]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[6]	0.05%	0.05%	0.05%	0.05%	0.05%[6]
Net investment income	5.29%[6]	4.69%	3.68%	3.40%	3.40%	3.44%[6]
Series portfolio turnover	18%	42%	60%	69%	96%	75%

* The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.33%[6]	0.34%	0.32%	0.32%	0.32%	0.31%[6]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Less than $(0.01).

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5 Includes litigation proceeds. Excluding this amount, the total return would have been 4.00%.

6 Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2024, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock and Unconstrained Bond Series Class Z common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock and 150 million have been designated as Unconstrained Bond Series Class W common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)
The following is a summary of the valuation levels used for major security types as of June 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$5,020,000	$—	$5,020,000	$—
U.S. Treasury and other U.S. Government agencies	238,370,277	—	238,370,277	—
States and political subdivisions (municipals)	2,995,738	—	2,995,738	—
Corporate debt:
Communication Services	17,785,283	—	17,785,283	—
Consumer Discretionary	6,723,445	—	6,723,445	—
Consumer Staples	3,808,316	—	3,808,316	—
Energy	23,851,413	—	23,851,413	—
Financials	43,900,152	—	43,900,152	—
Industrials	23,352,561	—	23,352,561	—
Information Technology	3,227,825	—	3,227,825	—
Materials	5,781,424	—	5,781,424	—
Real Estate	20,655,699	—	20,655,699	—
Utilities	12,221,542	—	12,221,542	—
Asset-backed securities	184,572,791	—	184,572,791	—
Commercial mortgage-backed securities	137,419,655	—	137,419,655	—
Foreign government bonds	4,456,549	—	4,456,549	—
Exchange-traded fund	22,600,274	22,600,274	—	—
Short-Term Investment	56,098,468	56,098,468	—	—
Other financial instruments:*
Interest rate contracts	1,682,982	1,682,982	—	—
Total assets	814,524,394	80,381,724	734,142,670	—
Liabilities:
Other financial instruments:*
Interest rate contracts	(836,492)	(836,492)	—	—
Total liabilities	(836,492)	(836,492)	—	—
Total	$813,687,902	$79,545,232	$734,142,670	$—

* Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2023 or June 30, 2024.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The Series may be exposed to financial instruments that recently LIBOR transitioned from, or continue to be tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on June 30, 2024.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. No such investments were held by the Series on June 30, 2024.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Futures (continued)

The following table presents the present value of derivatives held at June 30, 2024 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Interest rate contracts	Net unrealized appreciation[1]	$1,682,982
Derivative	Liabilities Location
Interest rate contracts	Net unrealized depreciation[1]	$(836,492)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Foreign currency exchange contracts	Net realized gain (loss) on futures contracts	$(2,816,120)
Interest rate contracts	Net realized gain (loss) on futures contracts	$(2,794,117)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(418,586)
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$586,559

1 Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The average month-end balances for the six months ended June 30, 2024 were as follows:

Futures Contracts:
Average number of contracts purchased	2,182
Average number of contracts sold	751
Average notional value of contracts purchased	$406,639,510
Average notional value of contracts sold	$122,060,662

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2024.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2024.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2020 through December 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2024, the sub-transfer agency expenses incurred by Class S and Class I were $18,731 and $102,281, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $867,420 in management fees for Class W for the six months ended June 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $2,510 and $84,385 for Class S and Class W shares, respectively, for the six months ended June 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

CLASS	EXPIRING DECEMBER 31,
	2024	2025	2026	2027	TOTAL
Class S	$—	$—	$—	$2,510	$2,510
Class W	147,021	121,399	218,725	84,385	571,530

For the six months ended June 30, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $123,160,222 and $80,983,489, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $20,134,144 and $98,926,209, respectively.

5.	Capital Stock Transactions

Transactions in Class S, Class I, and Class W shares of Unconstrained Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	410,690	$4,009,486	879,129	$8,524,107
Reinvested	53,907	524,238	114,833	1,113,847
Repurchased	(720,955)	(7,049,556)	(1,330,212)	(12,872,582)
Total	(256,358)	$(2,515,832)	(336,250)	$(3,234,628)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,237,684	$52,699,180	11,159,257	$94,162,612
Reinvested	595,169	5,003,910	1,103,399	9,297,817
Repurchased	(3,146,818)	(26,512,569)	(13,230,683)	(111,391,358)
Total	3,686,035	$31,190,521	(968,027)	$(7,930,929)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,123,693	$59,534,738	6,287,023	$60,335,772
Reinvested	1,345,783	13,038,052	2,660,063	25,702,707
Repurchased	(8,239,602)	(79,915,334)	(9,400,909)	(90,740,147)
Total	(770,126)	$(7,342,544)	(453,823)	$(4,701,668)

Approximately 70% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended June 30, 2024, the Series did not borrow under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. For the six months ended June 30, 2024, the Series invested in futures contracts (foreign currency exchange and interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2023 were as follows:

Ordinary income	$34,618,172
Return of capital	$2,133,731

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

At June 30, 2024, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$838,858,797
Unrealized appreciation	5,746,890
Unrealized depreciation	(31,764,275)
Net unrealized depreciation	$(26,017,385)
Capital Loss Carryforward	$(31,076,633)
Qualified late-year losses[1]	$576,462

1 The Series has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2024.

At December 31, 2023, the Series had net short-term capital loss carryforwards of $9,274,088 and net long-term capital loss carryforwards of $21,802,545, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 16, 2024, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between Advisor and Rainier Investment Management, LLC (“Rainier”)(together, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2024 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor and Rainier

The Board considered the nature, extent and quality of the services provided by the Advisor and Rainier under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor and Rainier’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor and Rainier’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor and Rainier were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier’s adherence to the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor and Rainier supported the renewal of the Agreements.

Investment Performance of the Advisor and Rainier

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor and Rainier and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor and Rainier’s performance for the Series, outlining market conditions over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor and Rainier’s performance at the May 3rd working session and during prior quarterly board meetings. The

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

Board also considered the Advisor and Rainier’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

The Directors expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Adviser provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Sub-Advisor’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. After discussion, the Directors concluded, based on the information received and the Advisor’s and Sub-Advisor’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the investment results that the Advisor and Sub-Advisor had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 13 of 15 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Adviser outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Adviser. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board accepted the Advisor’s assessment, and therefore has made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered that 93% of the Series have at least one share class in the best third of its relevant universe, and approximately half of the funds fall within the lowest expense quartile for at least one share class. The Board was also provided with information related to the sub-advisory fees for the Rainier International Discovery Series and applicable comparisons. The Board will continue to monitor the fees and expenses of

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund and Rainier’s services and profits with respect to services provided to the Rainier Series under the Agreements. The Board noted that since its last review, the Advisor completed a ‘go-private’ transaction whereby it was acquired by the Callodine Group in October 2022. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor noted a shift to EBITDA (earnings before interest, taxes, depreciation and amortization) as the key performance metric related to profitability and discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor and Rainier’s profit margins relating to its services provided under the Agreements were reasonable. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Conclusion

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

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Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-06/24-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Diversified Tax Exempt Series

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS - 88.9%
ALABAMA - 0.4%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$1,008,162

ALASKA - 0.7%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	764,583
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	953,599
		1,718,182
CALIFORNIA - 1.5%
California
G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,437,306
G.O. Bond, AGM, 5.250%, 8/1/2032	1,930,000	2,210,670
		3,647,976
COLORADO - 0.8%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	810,736
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,034,429
		1,845,165
DISTRICT OF COLUMBIA - 3.3%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,371,913
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,227,876
District of Columbia Income Tax
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,234,438
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	2,076,106
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,073,730
		7,984,063
FLORIDA - 6.7%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,339,492
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	525,117
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	548,610
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	490,608
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	1,099,848
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
FLORIDA (continued)
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	$1,072,487
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,082,398
Miami-Dade County, Water & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 10/1/2028	2,000,000	2,141,893
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	678,964
School District of Broward County, School Impt., G.O. Bond, 5.000%, 7/1/2032	1,895,000	2,112,245
Tampa, Water & Wastewater System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 10/1/2034	950,000	1,090,074
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,064,595
		16,246,331
GEORGIA - 2.7%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	885,252
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	5,668,703
		6,553,955
HAWAII - 1.9%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,095,463
Hawaii
Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,538,096
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	478,272
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	526,078
		4,637,909
ILLINOIS - 2.2%
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,013,518
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	737,783
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,076,495
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,639,540
		5,467,336
INDIANA - 0.4%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,065,499

The accompanying notes are an integral part of the financial statements.

1

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
IOWA - 0.4%
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	$962,110

LOUISIANA - 0.2%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	520,556

MAINE - 1.5%
Bar Harbor
Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2038	1,000,000	1,140,709
Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2040	1,000,000	1,123,319
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	711,484
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	605,717
		3,581,229
MARYLAND - 4.9%
Baltimore County, G.O. Bond, 5.000%, 8/1/2028	1,000,000	1,078,422
Frederick County, Public Impt., G.O. Bond, 5.000%, 4/1/2035	1,750,000	2,028,248
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2028	905,000	975,171
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,620,313
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,113,210
Maryland Health & Higher Educational Facilities Authority, Prerefunded Balance, Revenue Bond, 5.000%, 7/1/2030	1,010,000	1,027,464
		11,842,828
MASSACHUSETTS - 4.0%
Commonwealth of Massachusetts
Series B, G.O. Bond, 5.000%, 7/1/2029	775,000	845,717
Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,398,912
Massachusetts, Public Impt., Series D, G.O. Bond, 5.000%, 4/1/2026	1,095,000	1,128,496
The Massachusetts Clean Water Trust, Water Utility Impt., Revenue Bond, 5.000%, 2/1/2030	2,100,000	2,326,716
		9,699,841
MINNESOTA - 1.3%
Minnesota
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,047,722
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2036	1,970,000	2,110,201
		3,157,923
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	$475,279

MISSOURI - 1.8%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	527,290
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,678,775
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	752,386
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,469,881
		4,428,332
NEBRASKA - 2.0%
Lincoln Electric System Revenue, Series A, Prerefunded Balance, Revenue Bond, 5.000%, 9/1/2030	1,000,000	1,020,184
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	699,270
Omaha Public Power District
Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,055,110
Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	2,191,869
		4,966,433
NEVADA - 0.5%
Washoe County School District, School Impt., Series A, G.O. Bond, 5.000%, 10/1/2025	1,230,000	1,255,599

NEW JERSEY - 1.2%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	742,809
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	805,838
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,462,651
		3,011,298
NEW YORK - 11.7%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,060,981
New York
Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,578,338
Series D, Prerefunded Balance, G.O. Bond, 1.216%, 8/1/2026	125,000	115,446
Series D, Unrefunded Balance, G.O. Bond, 1.216%, 8/1/2026	1,075,000	994,220
New York City
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,686,336

The accompanying notes are an integral part of the financial statements.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York City (continued)
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	$1,972,059
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,659,187
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,800,671
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond, 5.652%, 2/15/2030	1,000,000	1,034,772
Series C, Prerefunded Balance, Revenue Bond, 0.887%, 3/15/2025	950,000	919,890
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,039,280
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,438,487
New York State Urban Development Corp., Correctional Facility Impt., Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,741,921
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,309,881
		28,351,469
NORTH CAROLINA - 2.7%
Mecklenburg County
School Impt., G.O. Bond, 5.000%, 3/1/2030	3,675,000	4,066,136
School Impt., Series A, G.O. Bond, 4.000%, 4/1/2030	2,500,000	2,528,325
		6,594,461
NORTH DAKOTA - 2.1%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	2,503,466
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,617,690
		5,121,156
OHIO - 4.7%
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,166,069
Cincinnati, Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 12/1/2032	1,410,000	1,598,709
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,103,675
Ohio
Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	2,064,608
Series A, G.O. Bond, 5.000%, 6/15/2028	500,000	537,558
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
OHIO (continued)
Ohio (continued)
Series A, G.O. Bond, 5.000%, 6/15/2029	1,000,000	$1,093,284
Ohio Water Development Authority
Sewer Impt., Revenue Bond, 5.000%, 12/1/2036	1,350,000	1,472,400
Sewer Impt., Revenue Bond, 5.000%, 12/1/2037	1,000,000	1,087,160
Toledo Water System, Water Utility Impt., Revenue Bond, 5.000%, 11/15/2032	1,300,000	1,412,788
		11,536,251
PENNSYLVANIA - 2.2%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	814,328
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	922,540
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	605,069
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,638,574
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	327,847
		5,308,358
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	909,950

TENNESSEE - 5.1%
Chattanooga, Electric Light & Power Impt., Revenue Bond, 5.000%, 9/1/2039	2,000,000	2,222,619
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,065,910
Knox County, Correctional Facility Impt, G.O. Bond, 4.000%, 6/1/2040	2,805,000	2,845,231
Knoxville, Wastewater System, Sewer Impt., Series A, Revenue Bond, 5.000%, 4/1/2032	2,500,000	2,825,865
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	623,237
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	505,949
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,302,389
Sullivan County, Correctional Facility Impt., G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,048,387
		12,439,587
TEXAS - 8.4%
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,471,737

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
TEXAS (continued)
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	$1,843,948
Houston, Combined Utility System, Series A, Revenue Bond, 5.000%, 11/15/2031	1,140,000	1,282,712
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,409,380
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,582,222
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,042,079
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	996,503
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,138,085
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,568,293
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	204,122
Revenue Bond, 5.000%, 12/15/2027	600,000	618,039
Revenue Bond, 5.000%, 12/15/2028	250,000	258,886
Texas Water Development Board
Water Utility Impt., Revenue Bond, 5.000%, 10/15/2025	1,000,000	1,022,367
Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/15/2025	1,845,000	1,886,266
		20,324,639
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	859,201

VIRGINIA - 1.7%
Fairfax County, Public Impt., Series A, Prerefunded Balance, G.O. Bond, 5.000%, 10/1/2035	3,580,000	3,689,435
Richmond, Public Utility, Series B, Revenue Bond, 2.086%, 1/15/2025	515,000	506,141
		4,195,576
WASHINGTON - 8.0%
King County, Sewer, Revenue Bond, 5.000%, 7/1/2035	2,050,000	2,149,695
Seattle, Municipal Light & Power, Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,135,539
Seattle, Water System, Water Utility Impt., Revenue Bond, 5.000%, 9/1/2025	3,000,000	3,058,676
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,101,794
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,093,911
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
WASHINGTON (continued)
Washington (continued)
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	$4,642,420
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	4,149,041
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,113,338
		19,444,414
WISCONSIN - 2.9%
Milwaukee Metropolitan Sewerage District, Sewer Impt., Series A, G.O. Bond, 4.000%, 10/1/2026	1,900,000	1,935,037
Western Technical College District, Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	598,867
Wisconsin, Series B, G.O. Bond, 5.000%, 5/1/2038	4,000,000	4,606,840
		7,140,744
TOTAL MUNICIPAL BONDS (Identified Cost $223,480,524)		216,301,812

EXCHANGE-TRADED FUND - 2.7%
iShares National Muni Bond ETF
(Identified Cost $7,083,058)	62,191	6,626,451

U.S. TREASURY SECURITIES - 3.7%

U.S. Treasury Bills - 3.7%
U.S. Treasury Bill
5.059%, 7/18/2024[2]	1,000,000	997,522
5.064%, 7/25/2024[2]	1,000,000	996,509
5.064%, 8/1/2024[2]	1,000,000	995,489
5.391%, 8/8/2024[2]	1,000,000	994,469
5.073%, 10/31/2024[2]	1,000,000	982,458
5.032%, 11/29/2024[2]	1,000,000	978,540
4.952%, 12/26/2024[2]	1,000,000	974,740
4.946%, 1/23/2025[2]	1,000,000	972,038
4.961%, 2/20/2025[2]	1,000,000	967,806

Total U.S. Treasury Bills (Identified Cost $8,866,586)		8,859,571

TOTAL U.S. TREASURY SECURITIES (Identified Cost $8,866,586)		8,859,571

SHORT-TERM INVESTMENT - 5.1%
Dreyfus Government Cash Management, Institutional Shares, 5.19%[3]
(Identified Cost $12,407,193)	12,407,193	12,407,193

TOTAL INVESTMENTS - 100.4% (Identified Cost $251,837,361)		244,195,027
LIABILITIES, LESS OTHER ASSETS - (0.4)%		(899,383)
NET ASSETS - 100.0%		$243,295,644

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2024

(unaudited)

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1 Amount is stated in USD unless otherwise noted.

2 Represents the annualized yield at time of purchase.

3 Rate shown is the current yield as of June 30, 2024.

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $251,837,361) (Note 2)	$244,195,027
Interest receivable	2,959,722
Receivable for fund shares sold	2,273,519
Dividends receivable	10,882
Prepaid expenses	1,823

TOTAL ASSETS	249,440,973

LIABILITIES:

Accrued fund accounting and administration fees [1]	16,361
Accrued Chief Compliance Officer service fees [1]	2,295
Accrued management fees[1]	395
Payable for securities purchased	6,051,152
Payable for fund shares repurchased	23,614
Other payables and accrued expenses	51,512

TOTAL LIABILITIES	6,145,329

TOTAL NET ASSETS	$243,295,644

NET ASSETS CONSIST OF:

Capital stock	$235,789
Additional paid-in-capital	249,053,806
Total distributable earnings (loss)	(5,993,951)

TOTAL NET ASSETS	$243,295,644

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($959,845/93,091 shares)	$10.31

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($242,335,799/23,485,789 shares)	$10.32

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME:

Interest	$2,769,756
Dividends	141,207
Total Investment Income	2,910,963

EXPENSES:

Management fees (Note 3)	596,757
Fund accounting and administration fees (Note 3)	43,624
Directors’ fees (Note 3)	18,077
Chief Compliance Officer service fees (Note 3)	4,222
Custodian fees	3,465
Miscellaneous	79,777

Total Expenses	745,922
Less reduction of expenses (Note 3)	(593,953)

Net Expenses	151,969

NET INVESTMENT INCOME	2,758,994

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(138,665)

Net change in unrealized appreciation (depreciation) on investments	(4,115,125)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,253,790)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,494,796)

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/24	YEAR ENDED
	(UNAUDITED)	12/31/23

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,758,994	$5,478,791
Net realized gain (loss) on investments	(138,665)	(401,643)
Net change in unrealized appreciation (depreciation) on investments	(4,115,125)	5,515,176

Net increase (decrease) from operations	(1,494,796)	10,592,324

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class A	(8,947)	(35,770)
Class W	(2,464,771)	(5,448,144)

Total distributions to shareholders	(2,473,718)	(5,483,914)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(1,780,028)	28,802,491

Net increase (decrease) in net assets	(5,748,542)	33,910,901

NET ASSETS:

Beginning of period	249,044,186	215,133,285

End of period	$243,295,644	$249,044,186

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE SIX MONTHS ENDED 6/30/24 (UNAUDITED)	FOR THE YEAR ENDED
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.48	$10.24	$10.94	$11.58	$11.14	$10.90

Income (loss) from investment operations:
Net investment income[1]	0.09	0.17	0.10	0.10	0.15	0.17
Net realized and unrealized gain (loss) on investments	(0.18)	0.24	(0.74)	(0.08)	0.48	0.39

Total from investment operations	(0.09)	0.41	(0.64)	0.02	0.63	0.56

Less distributions to shareholders:
From net investment income	(0.08)	(0.17)	(0.06)	(0.09)	(0.10)	(0.20)
From net realized gain on investments	—	—	(0.00)[2]	(0.57)	(0.09)	(0.12)

Total distributions to shareholders	(0.08)	(0.17)	(0.06)	(0.66)	(0.19)	(0.32)

Net asset value - End of period	$10.31	$10.48	$10.24	$10.94	$11.58	$11.14

Net assets - End of period (000’s omitted)	$960	$1,383	$2,162	$2,430	$2,324	$4,394
Total return [3]	(0.82%)	4.10%	(5.83%)	0.16%	5.73%	5.10%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.62%[4]	0.62%	0.63%	0.67%	0.61%	0.58%
Net investment income	1.81%[4]	1.70%	1.00%	0.91%	1.35%	1.62%
Series portfolio turnover	6%	20%	10%	23%	41%	29%

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/24 (UNAUDITED)	FOR THE YEAR ENDED				FOR THE PERIOD 3/1/19[1] TO 12/31/19
		12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.48	$10.24	$10.94	$11.59	$11.15	$11.01

Income (loss) from investment operations:
Net investment income[2]	0.12	0.23	0.16	0.16	0.21	0.20
Net realized and unrealized gain (loss) on investments	(0.17)	0.24	(0.75)	(0.09)	0.48	0.31
Total from investment operations	(0.05)	0.47	(0.59)	0.07	0.69	0.51

Less distributions to shareholders:
From net investment income	(0.11)	(0.23)	(0.11)	(0.15)	(0.16)	(0.25)
From net realized gain on investments	—	—	(0.00)[3]	(0.57)	(0.09)	(0.12)

Total distributions to shareholders	(0.11)	(0.23)	(0.11)	(0.72)	(0.25)	(0.37)

Net asset value - End of period	$10.32	$10.48	$10.24	$10.94	$11.59	$11.15
Net assets - End of period (000’s omitted)	$242,336	$247,661	$212,971	$115,940	$253,941	$189,336
Total return[4]	(0.50%)	4.62%	(5.40%)	0.62%	6.23%	4.61%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.12%[5]	0.12%	0.13%	0.17%	0.11%	0.11%[5]
Net investment income	2.31%[5]	2.21%	1.53%	1.42%	1.79%	2.14%[5]
Series portfolio turnover	6%	20%	10%	23%	41%	29%

* The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.50%[5]	0.50%	0.50%	0.50%	0.50%	0.50%[5]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Less than $(0.01).

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5 Annualized.

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2024, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was

11

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$216,301,812	$—	$216,301,812	$—
U.S. Treasury and other U.S.
Government agencies	8,859,571	—	8,859,571	—
Exchange-traded fund	6,626,451	6,626,451	—	—
Short-Term Investment	12,407,193	12,407,193	—	—
Total assets	$244,195,027	$19,033,644	$225,161,383	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or June 30, 2024.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its

12

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2020 through December 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

13

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $593,953 in management fees for Class W shares for the six months ended June 30, 2024. This amount is included as a reduction of expenses on the Statement of Operations.

As of June 30, 2024, there are no expenses eligible to be recouped by the Advisor.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $13,631,767 and $18,746,537, respectively. Sales of U.S. Government securities, other than short-term securities, were $2,000,000. There were no purchases of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/24		12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	788	$8,182	61,497	$640,849
Reinvested	842	8,722	3,487	35,770
Repurchased	(40,514)	(420,703)	(144,175)	(1,486,767)
Total	(38,884)	$(403,799)	(79,191)	$(810,148)

14

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/24		12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,299,889	$23,761,487	9,262,352	$96,291,599
Reinvested	236,049	2,445,391	519,331	5,329,329
Repurchased	(2,671,294)	(27,583,107)	(6,948,386)	(72,008,289)
Total	(135,356)	$(1,376,229)	2,833,297	$29,612,639

Over 90% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended June 30, 2024, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2024.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusions of the fiscal year. The tax character of distributions paid for the year ended December 31, 2023 were as follows:

Ordinary income	$657,641
Tax exempt income	$4,826,273

15

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2024, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$251,837,361
Unrealized appreciation	186,889
Unrealized depreciation	(7,829,223)
Net unrealized depreciation	$(7,642,334)

As of December 31, 2023, the Series had net short-term capital loss carryforwards of $249,159 and net long-term capital loss carryforwards of $354,938, which may be carried forward indefinitely.

9.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

16

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 16, 2024, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between Advisor and Rainier Investment Management, LLC (“Rainier”)(together, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2024 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor and Rainier

The Board considered the nature, extent and quality of the services provided by the Advisor and Rainier under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor and Rainier’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor and Rainier’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor and Rainier were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier’s adherence to the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor and Rainier supported the renewal of the Agreements.

Investment Performance of the Advisor and Rainier

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor and Rainier and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor and Rainier’s performance for the Series, outlining market conditions over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor and Rainier’s performance at the May 3rd working session and during prior quarterly board meetings. The Board also considered the Advisor and Rainier’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

17

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

The Directors expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Adviser provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Sub-Advisor’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. After discussion, the Directors concluded, based on the information received and the Advisor’s and Sub-Advisor’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the investment results that the Advisor and Sub-Advisor had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 13 of 15 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Adviser outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Adviser. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board accepted the Advisor’s assessment, and therefore has made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered that 93% of the Series have at least one share class in the best third of its relevant universe, and approximately half of the funds fall within the lowest expense quartile for at least one share class. The Board was also provided with information related to the sub-advisory fees for the Rainier International Discovery Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

18

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund and Rainier’s services and profits with respect to services provided to the Rainier Series under the Agreements. The Board noted that since its last review, the Advisor completed a ‘go-private’ transaction whereby it was acquired by the Callodine Group in October 2022. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor noted a shift to EBITDA (earnings before interest, taxes, depreciation and amortization) as the key performance metric related to profitability and discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor and Rainier’s profit margins relating to its services provided under the Agreements were reasonable. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Conclusion

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

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22

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-06/24-SAR

23

www.manning-napier.com

Manning & Napier Fund, Inc.

High Yield Bond Series

High Yield Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

LOAN ASSIGNMENTS - 1.9%

Allwyn Entertainment Financing U.S. LLC, (1 mo. U.S. Secured Overnight Financing Rate + 0.000%), 2.25%, 6/2/2031[2]	2,000,000	$2,000,000
WestJet Loyalty LP, Initial Term Loan (Canada)(1 mo. U.S. Secured Overnight Financing Rate + 3.750%), 9.048%, 2/14/2031[2]	13,140,000	13,192,560
TOTAL LOAN ASSIGNMENTS (Identified Cost $15,043,939)		15,192,560

CORPORATE BONDS - 91.6%

Non-Convertible Corporate Bonds- 91.6%
Communication Services - 12.0%
Diversified Telecommunication Services - 2.8%
LCPR Senior Secured Financing DAC (Puerto Rico), 6.75%, 10/15/20273	15,725,000	14,738,678
Vmed O2 UK Financing I plc (United Kingdom), 4.75%, 7/15/20313	8,820,000	7,444,728
		22,183,406
Media - 8.2%
Cable One, Inc., 4.00%, 11/15/2030[3]	14,805,000	11,041,761
CCO Holdings LLC - CCO Holdings Capital Corp., 4.25%, 2/1/2031[3]	13,740,000	11,211,424
McGraw-Hill Education, Inc., 5.75%, 8/1/2028[3]	11,635,000	11,222,111
Stagwell Global LLC, 5.625%, 8/15/2029[3]	12,190,000	11,280,423
TEGNA, Inc., 4.625%, 3/15/2028	12,485,000	11,282,766
Telenet Finance Luxembourg Notes S.A.R.L (Belgium), 5.50%, 3/1/2028[3]	8,000,000	7,576,565
		63,615,050
Wireless Telecommunication Services - 1.0%
Millicom International Cellular S.A. (Guatemala), 4.50%, 4/27/2031[3]	8,665,000	7,453,644

Total Communication Services		93,252,100

Consumer Discretionary - 8.2%
Hotels, Restaurants & Leisure - 4.5%
Affinity Interactive, 6.875%, 12/15/2027[3]	16,860,000	14,897,747
Allwyn Entertainment Financing UK plc (Czechia), 7.875%, 4/30/2029[3]	5,270,000	5,433,310
Full House Resorts, Inc., 8.25%, 2/15/2028[3]	15,505,000	14,798,672
		35,129,729
Household Durables - 3.7%
Adams Homes, Inc., 9.25%, 10/15/2028[3]	10,930,000	11,210,381
Century Communities, Inc., 3.875%, 8/15/2029[3]	9,330,000	8,314,467
LGI Homes, Inc., 4.00%, 7/15/2029[3]	10,427,000	9,046,269
		28,571,117

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.0%##
Staples, Inc., 12.75%, 1/15/2030[3]	1	$1

Total Consumer Discretionary		63,700,847

Consumer Staples - 4.6%
Consumer Staples Distribution & Retail - 3.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	15,530,000	11,185,417
Ingles Markets, Inc., 4.00%, 6/15/2031[3]	2,170,000	1,891,688
KeHE Distributors LLC - KeHE Finance Corp. - NextWave Distribution, Inc., 9.00%, 2/15/2029[3]	10,940,000	11,214,408
		24,291,513
Food Products - 1.5%
Minerva Luxembourg S.A. (Brazil), 4.375%, 3/18/2031[3]	13,450,000	11,099,915

Total Consumer Staples		35,391,428

Energy - 14.2%
Energy Equipment & Services - 1.5%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[3]	11,093,720	11,634,224
Oil, Gas & Consumable Fuels - 12.7%
Alliance Resource Operating Partners LP - Alliance Resource Finance Corp., 8.625%, 6/15/2029[3]	10,865,000	11,181,331
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[3]	10,263,000	10,049,033
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020 - 09/15/2023, cost $10,645,721)[4]	11,809,944	10,197,315
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[3]	8,860,000	9,582,837
New Fortress Energy, Inc., 8.75%, 3/15/2029[3]	16,445,000	14,973,569
NGL Energy Operating LLC - NGL Energy Finance Corp., 8.375%, 2/15/2032[3]	10,970,000	11,183,774
PS Marine Midco Ltd. (Bermuda), 10.00%, 4/19/2027	7,500,000	7,568,667
Samos Energy Infrastructure Ltd. (Jersey), 12.50%, 7/5/2028[3]	5,600,000	5,642,000
Venture Global LNG, Inc., 9.50%, 2/1/2029[3]	17,110,000	18,747,554
		99,126,080
Total Energy		110,760,304
Financials - 18.8%
Capital Markets - 6.1%
BGC Group, Inc., 6.60%, 6/10/2029[3]	11,250,000	11,200,391

The accompanying notes are an integral part of the financial statements.

1

High Yield Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
BlackRock TCP Capital Corp., 6.95%, 5/30/2029	7,645,000	$7,468,127
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]	6,500,000	6,167,574
StoneX Group, Inc., 7.875%, 3/1/2031[3]	10,835,000	11,176,497
VFH Parent LLC - Valor Co-Issuer, Inc., 7.50%, 6/15/2031[3]	11,080,000	11,143,970
		47,156,559
Consumer Finance - 4.9%
Encore Capital Group, Inc., 9.25%, 4/1/2029[3]	10,765,000	11,213,309
Navient Corp., 5.625%, 8/1/2033	19,490,000	15,562,722
PRA Group, Inc.,
8.375%, 2/1/2028[3]	3,290,000	3,287,156
8.875%, 1/31/2030[3]	7,870,000	7,871,807
		37,934,994
Financial Services - 4.5%
Burford Capital Global Finance LLC, 6.875%, 4/15/2030[3]	7,595,000	7,453,700
Jefferson Capital Holdings LLC, 9.50%, 2/15/2029[3]	12,610,000	12,988,150
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	9,935,000	9,544,764
Puffin Finance S.A.R.L (Virgin Islands (British)), 15.00%, 9/11/2025	5,330,000	5,423,761
		35,410,375
Insurance - 1.4%
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	11,025,000	11,153,503

Mortgage Real Estate Investment Trusts (REITS) - 1.9%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 4.75%, 6/15/2029[3]	8,055,000	7,449,355
Starwood Property Trust, Inc., 7.25%, 4/1/2029[3]	7,380,000	7,459,452
		14,908,807
Total Financials		146,564,238

Health Care - 10.5%
Health Care Providers & Services - 5.7%
AdaptHealth LLC, 6.125%, 8/1/2028[3]	11,625,000	11,087,355
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030[3]	13,525,000	11,139,005
LifePoint Health, Inc., 9.875%, 8/15/2030[3]	10,465,000	11,165,414
Pediatrix Medical Group, Inc., 5.375%, 2/15/2030[3]	12,645,000	11,183,710
		44,575,484

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Life Science Tools & Service - 1.4%
Star Parent, Inc., 9.00%, 10/1/2030[3]	10,625,000	$11,178,459

Pharmaceuticals - 3.4%
Bausch Health Companies, Inc., 4.875%, 6/1/2028[3]	9,985,000	7,472,654
Endo Finance Holdings, Inc., 8.50%, 4/15/2031[3]	7,235,000	7,479,750
Organon & Co. - Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/2031[3]	12,415,000	11,126,818
		26,079,222
Total Health Care		81,833,165

Industrials - 10.3%
Commercial Services & Supplies - 1.4%
The GEO Group, Inc., 8.625%, 4/15/2029[3]	10,905,000	11,174,820
Construction & Engineering - 3.4%
Global Infrastructure Solutions, Inc., 7.50%, 4/15/2032[3]	11,385,000	11,140,772
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[3]	16,680,000	14,854,033
		25,994,805
Industrial Conglomerate - 1.4%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 9.00%, 6/15/2030[3]	11,235,000	11,183,297

Passenger Airlines - 2.6%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	1,476,619	1,492,534
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	3,397,751	3,316,500
Series 2019-2, Class B, 3.50%, 5/1/2028	4,610,273	4,287,217
VistaJet Malta Finance plc - Vista Management Holding, Inc. (Switzerland), 9.50%, 6/1/2028[3]	12,625,000	11,072,529
		20,168,780
Trading Companies & Distribution - 1.5%
Verde Purchaser LLC, 10.50%, 11/30/2030[3]	10,590,000	11,202,257

Total Industrials		79,723,959

Information Technology - 5.0%
Communications Equipment - 0.7%
Viasat, Inc., 7.50%, 5/30/2031[3]	8,400,000	5,649,000

IT Services - 1.4%
Unisys Corp., 6.875%, 11/1/2027[3]	12,600,000	11,116,489

The accompanying notes are an integral part of the financial statements.

2

High Yield Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 2.9%
Dye & Durham Ltd. (Canada), 8.625%, 4/15/2029[3]	11,095,000	$11,257,867
RingCentral, Inc., 8.50%, 8/15/2030[3]	10,695,000	11,165,407
		22,423,274
Total Information Technology		39,188,763

Materials - 4.0%
Metals & Mining - 4.0%
Endeavour Mining plc (Burkina Faso), 5.00%, 10/14/2026[3]	12,050,000	11,396,477
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[3]	10,870,000	11,229,464
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.70%, 5/12/2031[3]	9,202,413	8,343,547
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017 - 05/15/2020, cost $1,518,841)[4,5]	6,535,000	65

Total Materials		30,969,553

Real Estate - 2.6%
Industrial REITs - 0.7%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	5,225,053

Specialized REITs - 1.9%
ATP Tower Holdings LLC - Andean Tower Partners Colombia SAS - Andean Telecom Par (Chile), 4.05%, 4/27/2026[3]	11,750,000	11,059,061

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021 - 07/08/2022, cost $4,114,250)[4]	4,355,000	$4,265,731
		15,324,792
Total Real Estate		20,549,845

Utilities - 1.4%
Independent Power and Renewables - 1.4%
TerraForm Power Operating LLC, 4.75%, 1/15/2030[3]	11,710,000	10,679,541

TOTAL CORPORATE BONDS (Identified Cost $711,058,412)		712,613,743

ASSET-BACKED SECURITIES - 0.5%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]
(Identified Cost $3,850,000)	3,850,000	3,861,196

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.345%, 7/25/2029 (Acquired 07/24/2023, cost $4,487,648)[2,4]
(Identified Cost $4,487,648)	4,487,648	4,486,982

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[6]
(Identified Cost $28,662,009)	28,662,009	28,662,009

TOTAL INVESTMENTS - 98.3% (Identified Cost $763,102,008)		764,816,490
OTHER ASSETS, LESS LIABILITIES - 1.7%		13,406,426
NET ASSETS - 100%		$778,222,916

REIT - Real Estate Investment Trust

## Less than 0.1%.

1 Amount is stated in USD unless otherwise noted.

2 Floating rate security. Rate shown is the rate in effect as of June 30, 2024.

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2024

(unaudited)

3 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $630,723,512, which represented 81.0% of the Series’ Net Assets.

4 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2024 was $18,950,093, or 2.4% of the Series’ Net Assets.

5 Issuer filed for bankruptcy and/or is in default of interest payments.

6 Rate shown is the current yield as of June 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $763,102,008) (Note 2)	$764,816,490
Cash	4,757,947
Interest receivable	13,271,415
Receivable for fund shares sold	6,826,148
Dividends receivable	150,832
Prepaid expenses	47,079

TOTAL ASSETS	789,869,911

LIABILITIES:

Accrued management fees[1]	223,010
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	25,899
Accrued sub-transfer agent fees[1]	21,533
Accrued fund accounting and administration fees[1]	13,006
Accrued Chief Compliance Officer service fees[1]	2,295
Directors' fees payable[1]	2,245
Payable for securities purchased	10,379,600
Payable for fund shares repurchased	903,587
Other payables and accrued expenses	75,820

TOTAL LIABILITIES	11,646,995

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$778,222,916

NET ASSETS CONSIST OF:

Capital stock	$964,252
Additional paid-in-capital	785,180,278
Total distributable earnings (loss)	(7,921,614)

TOTAL NET ASSETS	$778,222,916

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($130,295,244/13,427,833 shares)	$9.70

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($614,970,506/78,914,611 shares)	$7.79

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($5,616,994/579,504 shares)	$9.69

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($27,340,172/3,503,251 shares)	$7.80

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME:

Interest	$32,315,401
Dividends	167,979

Total Investment Income	32,483,380

EXPENSES:

Management fees (Note 3)	1,527,487
Sub-transfer agent fees (Note 3)	194,792
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	129,567
Fund accounting and administration fees (Note 3)	55,072
Directors’ fees (Note 3)	29,951
Chief Compliance Officer service fees (Note 3)	4,222
Custodian fees	12,673
Recoupment of past waived and/or reimbursed fees	246,109
Miscellaneous	190,245

Total Expenses	2,390,118
Less reduction of expenses (Note 3)	(255,375)

Net Expenses	2,134,743

NET INVESTMENT INCOME	30,348,637

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on-
Investments	4,607,749
Foreign currency and translation of other assets and liabilities	(359)
4,607,390
Net change in unrealized appreciation (depreciation) on investments	(526,091)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,081,299

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,429,936

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/24 (UNAUDITED)	FOR THE YEAR ENDED 12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$30,348,637	$32,772,198
Net realized gain (loss) on investments	4,607,390	(7,954,666)
Net change in unrealized appreciation (depreciation) on investments	(526,091)	29,514,767

Net increase (decrease) from operations	34,429,936	54,332,299

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(2,939,447)	(3,645,104)
Class I	(17,809,210)	(22,723,716)
Class W	(4,075,918)	(5,430,028)
Class Z	(1,780,441)	(890,536)
From return of capital (Class S)	—	(260,935)
From return of capital (Class I)	—	(1,626,677)
From return of capital (Class W)	—	(388,709)
From return of capital (Class Z)	—	(63,749)

Total distributions to shareholders	(26,605,016)	(35,029,454)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	236,545,722	178,849,881

Net increase (decrease) in net assets	244,370,642	198,152,726

NET ASSETS:

Beginning of period	533,852,274	335,699,548

End of period	$778,222,916	$533,852,274

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.56	$9.04	$10.37	$10.19	$10.10	$9.47
Income (loss) from investment operations:
Net investment income[1]	0.36	0.71	0.60	0.53	0.57	0.57
Net realized and unrealized gain (loss) on investments	0.04	0.45	(1.40)	0.47	0.03	0.73
Total from investment operations	0.40	1.16	(0.80)	1.00	0.60	1.30
Less distributions to shareholders:
From net investment income	(0.26)	(0.60)	(0.51)	(0.47)	(0.51)	(0.67)
From net realized gain on investments	—	—	(0.02)	(0.35)	—	—
From return of capital	—	(0.04)	—	—	—	—
Total distributions to shareholders	(0.26)	(0.64)	(0.53)	(0.82)	(0.51)	(0.67)

Net asset value - End of period	$9.70	$9.56	$9.04	$10.37	$10.19	$10.10
Net assets - End of period (000’s omitted)	$130,295	$73,871	$47,499	$47,108	$10,197	$13,113
Total return[2]	4.26%	13.31%	(7.69%)	9.99%	6.28%	13.97%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%[3,4]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	7.61%[3]	7.73%	6.23%	5.02%	5.91%	5.90%
Series portfolio turnover	71%	94%	93%	128%	208%	143%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.06%	0.07%	0.05%	0.13%	0.12%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.10%.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.73	$7.43	$8.64	$8.62	$8.63	$8.20

Income (loss) from investment operations:
Net investment income[1]	0.30	0.60	0.54	0.47	0.51	0.53
Net realized and unrealized gain (loss) on investments	0.03	0.36	(1.19)	0.40	0.02	0.61
Total from investment operations	0.33	0.96	(0.65)	0.87	0.53	1.14
Less distributions to shareholders:
From net investment income	(0.27)	(0.62)	(0.54)	(0.50)	(0.54)	(0.71)
From net realized gain on investments	—	—	(0.02)	(0.35)	—	—
From return of capital	—	(0.04)	—	—	—	—
Total distributions to shareholders	(0.27)	(0.66)	(0.56)	(0.85)	(0.54)	(0.71)

Net asset value - End of period	$7.79	$7.73	$7.43	$8.64	$8.62	$8.63
Net assets - End of period (000’s omitted)	$614,971	$352,946	$210,242	$67,760	$22,477	$20,974
Total return[2]	4.38%	13.63%	(7.50%)	10.27%	6.60%	14.24%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.61%[3,4]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	7.89%[3]	7.99%	6.82%	5.28%	6.17%	6.17%
Series portfolio turnover	71%	94%	93%	128%	208%	143%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.04%	0.04%	0.02%	0.10%	0.13%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.07%.

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.54	$9.03	$10.36	$10.17	$10.08	$10.01
Income (loss) from investment operations:
Net investment income[2]	0.40	0.78	0.66	0.63	0.64	0.56
Net realized and unrealized gain (loss) on investments	0.04	0.44	(1.38)	0.46	0.03	0.27
Total from investment operations	0.44	1.22	(0.72)	1.09	0.67	0.83
Less distributions to shareholders:
From net investment income	(0.29)	(0.66)	(0.59)	(0.55)	(0.58)	(0.76)
From net realized gain on investments	—	—	(0.02)	(0.35)	—	—
From return of capital	—	(0.05)	—	—	—	—
Total distributions to shareholders	(0.29)	(0.71)	(0.61)	(0.90)	(0.58)	(0.76)

Net asset value - End of period	$9.69	$9.54	$9.03	$10.36	$10.17	$10.08
Net assets - End of period (000’s omitted)	$5,617	$77,661	$74,810	$137,215	$119,895	$30,363
Total return[3]	4.70%	14.11%	(6.92%)	10.89%	7.11%	8.63%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%[4,5]	0.10%	0.10%	0.10%	0.10%	0.10%[4]
Net investment income	8.43%[4]	8.50%	6.84%	5.92%	6.76%	6.66%[4]
Series portfolio turnover	71%	94%	93%	128%	208%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.38%[4]	0.47%	0.46%	0.47%	0.54%	0.59%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.02%.

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.74	$7.44	$8.65	$8.62	$8.64	$8.67
Income (loss) from investment operations:
Net investment income[2]	0.31	0.62	0.51	0.48	0.52	0.46
Net realized and unrealized gain (loss) on investments	0.03	0.35	(1.15)	0.41	0.01	0.23
Total from investment operations	0.34	0.97	(0.64)	0.89	0.53	0.69
Less distributions to shareholders:
From net investment income	(0.28)	(0.63)	(0.55)	(0.51)	(0.55)	(0.72)
From net realized gain on investments	—	—	(0.02)	(0.35)	—	—
From return of capital	—	(0.04)	—	—	—	—
Total distributions to shareholders	(0.28)	(0.67)	(0.57)	(0.86)	(0.55)	(0.72)

Net asset value - End of period	$7.80	$7.74	$7.44	$8.65	$8.62	$8.64
Net assets - End of period (000’s omitted)	$27,340	$29,374	$3,148	$9,813	$1,931	$1,627
Total return[3]	4.41%	13.77%	(7.39%)	10.48%	6.59%	8.26%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%[4,5]	0.50%	0.50%	0.50%	0.50%	0.50%[4]
Net investment income	7.94%[4]	8.23%	6.38%	5.41%	6.32%	6.26%[4]
Series portfolio turnover	71%	94%	93%	128%	208%	143%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.06%	0.06%	0.07%	0.14%	0.19%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.02%.

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2024, 6.8 billion shares have been designated in total among 15 series, of which 225 million have been designated as High Yield Bond Series Class I common stock and High Yield Bond Series Class Z common stock, 125 million have been designated as High Yield Bond Series Class S common stock and 50 million have been designated as High Yield Bond Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

12

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$15,192,560	$—	$15,192,560	$—
Corporate debt:
Communication Services	93,252,100	—	93,252,100	—
Consumer Discretionary	63,700,847	—	63,700,847	—
Consumer Staples	35,391,428	—	35,391,428	—

13

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Energy	$110,760,304	$—	$110,760,304	$—
Financials	146,564,238	—	146,564,238	—
Health Care	81,833,165	—	81,833,165	—
Industrials	79,723,959	—	79,723,959	—
Information Technology	39,188,763	—	39,188,763	—
Materials	30,969,553	—	30,969,553	—
Real Estate	20,549,845	—	20,549,845	—
Utilities	10,679,541	—	10,679,541	—
Asset-backed securities	3,861,196	—	3,861,196	—
Commercial mortgage-backed securities	4,486,982	—	4,486,982	—
Short-Term Investment	28,662,009	28,662,009	—	—
Total assets	$764,816,490	$28,662,009	$736,154,481	$—

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The Series may be exposed to financial instruments that recently LIBOR transitioned from, or continue to be tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2024.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2024.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non- agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2020 through December 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2024, the sub- transfer agency expenses incurred by Class S and Class I were $37,322 and $157,470, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to the advisory fee waiver, the Advisor waived $255,375 in management fees for Class W shares for the six months ended June 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class S, Class I, Class W, and Class Z, respectively, for the six months ended June 30, 2024.

For the six months ended June 30, 2024, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

CLASS
RECOUPED AMOUNT
Class S	$52,461
Class I	172,729
Class W	15,866
Class Z	5,053

As of June 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2024	2025	2026	TOTAL
Class S	$—	$—	$20,250	$20,250
Class W	72,812	65,639	50,476	188,927
Class Z	—	1,579	4,938	6,517

4.	Purchases and Sales of Securities

For the six months ended June 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $728,357,267 and $508,916,770, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	8,482,838	$81,594,416	5,301,406	$48,976,070
Reinvested	274,366	2,639,717	370,066	3,407,660
Repurchased	(3,056,006)	(29,396,063)	(3,198,105)	(29,379,788)
Total	5,701,198	$54,838,070	2,473,367	$23,003,942

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	40,957,177	$317,811,623	28,840,793	$217,265,568
Reinvested	2,283,335	17,683,879	3,160,224	23,681,306
Repurchased	(9,989,573)	(77,577,488)	(14,622,995)	(109,231,893)
Total	33,250,939	$257,918,014	17,378,022	$131,714,981

CLASS W	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,762,702	$102,695,204	360,659	$3,323,609
Reinvested	416,197	4,000,732	621,512	5,707,819
Repurchased	(18,735,957)	(181,238,926)	(1,132,526)	(10,402,932)
Total	(7,557,058)	$(74,542,990)	(150,355)	$(1,371,504)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,130,127	$70,897,372	3,748,844	$28,273,182
Reinvested	92,597	718,299	85,195	638,840
Repurchased	(9,515,043)	(73,283,043)	(461,638)	(3,409,560)
Total	(292,319)	$(1,667,372)	3,372,401	$25,502,462

Approximately 1% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended June 30, 2024, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2024.

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments (continued)

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character distribution paid for the year ended December 31, 2023 were as follows:

Ordinary income	$32,689,384
Return of capital	$2,340,070

At June 30, 2024, identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$764,735,416
Unrealized appreciation	8,803,785
Unrealized depreciation	(8,722,711)
Net unrealized appreciation	$81,074

As of December 31, 2023, the Series had net short-term capital loss carryforwards of $5,158,298 and net long-term capital loss carryforwards of $12,318,786, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

20

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 16, 2024, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between Advisor and Rainier Investment Management, LLC (“Rainier”)(together, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2024 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor and Rainier

The Board considered the nature, extent and quality of the services provided by the Advisor and Rainier under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor and Rainier’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor and Rainier’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor and Rainier were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier’s adherence to the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor and Rainier supported the renewal of the Agreements.

Investment Performance of the Advisor and Rainier

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor and Rainier and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor and Rainier’s performance for the Series, outlining market conditions over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor and Rainier’s performance at the May 3rd working session and during prior quarterly board meetings. The Board also considered the Advisor and Rainier’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

21

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

The Directors expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Adviser provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Sub-Advisor’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. After discussion, the Directors concluded, based on the information received and the Advisor’s and Sub-Advisor’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the investment results that the Advisor and Sub-Advisor had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 13 of 15 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Adviser outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Adviser. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board accepted the Advisor’s assessment, and therefore has made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered that 93% of the Series have at least one share class in the best third of its relevant universe, and approximately half of the funds fall within the lowest expense quartile for at least one share class. The Board was also provided with information related to the sub-advisory fees for the Rainier International Discovery Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

22

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund and Rainier’s services and profits with respect to services provided to the Rainier Series under the Agreements. The Board noted that since its last review, the Advisor completed a ‘go-private’ transaction whereby it was acquired by the Callodine Group in October 2022. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor noted a shift to EBITDA (earnings before interest, taxes, depreciation and amortization) as the key performance metric related to profitability and discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor and Rainier’s profit margins relating to its services provided under the Agreements were reasonable. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Conclusion

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

23

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24

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25

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26

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning- napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End
2. Fund Holdings - Quarter-End
3. Shareholder Report - Annual
4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-06/24-SAR

27

www.manning-napier.com

Manning & Napier Fund, Inc.

Real Estate Series

Real Estate Series

Investment Portfolio - June 30, 2024

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 97.4%

Communication Services - 3.7%
Diversified Telecommunication Services - 3.7%
Cellnex Telecom S.A. (Spain)[1]	191,441	$6,226,517
Helios Towers plc (Tanzania)*	1,746,349	2,541,135
Total Communication Services		8,767,652
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
Monarch Casino & Resort, Inc.	38,741	2,639,424
Real Estate - 92.6%
Health Care REITs - 9.4%
American Healthcare REIT, Inc.	181,820	2,656,390
CareTrust REIT, Inc.	151,887	3,812,364
Ventas, Inc.	85,919	4,404,208
Welltower, Inc.	113,375	11,819,344
		22,692,306
Industrial REITs - 20.4%
Americold Realty Trust, Inc.	140,140	3,579,176
First Industrial Realty Trust, Inc.	47,170	2,241,047
Goodman Group (Australia)	104,023	2,399,800
LXP Industrial Trust	575,877	5,251,998
Prologis, Inc.	215,651	24,219,764
Rexford Industrial Realty, Inc.	118,404	5,279,634
Terreno Realty Corp.	104,713	6,196,915
		49,168,334
Office REITs - 1.1%
Equity Commonwealth*	141,650	2,748,010
Real Estate Management & Development - 1.1%
DigitalBridge Group, Inc.	186,193	2,550,844
Residential REITs - 25.0%
American Homes 4 Rent - Class A	174,084	6,468,961
AvalonBay Communities, Inc.	45,746	9,464,390
Equity LifeStyle Properties, Inc.	114,486	7,456,473
Equity Residential	98,481	6,828,673
Flagship Communities REIT	207,170	2,887,950
Invitation Homes, Inc.	290,215	10,415,816
Mid-America Apartment Communities, Inc.	24,092	3,435,760
Sun Communities, Inc.	86,140	10,366,088
UDR, Inc.	72,355	2,977,408
		60,301,519
Retail REITs - 3.5%
Agree Realty Corp.	74,519	4,615,707
Realty Income Corp.	69,560	3,674,159
		8,289,866
Specialized REITs - 32.1%
American Tower Corp.	40,263	7,826,322
Crown Castle, Inc.	35,089	3,428,195
Digital Realty Trust, Inc.	47,738	7,258,563
Equinix, Inc.	38,846	29,390,884
Extra Space Storage, Inc.	50,888	7,908,504
Public Storage	39,107	11,249,128
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	52,110	$10,229,193
		77,290,789
Total Real Estate		223,041,668
TOTAL COMMON STOCKS
(Identified Cost $220,834,178)		234,448,744

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[2]
(Identified Cost $5,122,798)	5,122,798	5,122,798
TOTAL INVESTMENTS - 99.5%
(Identified Cost $225,956,976)		239,571,542
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,271,358
NET ASSETS - 100%		$240,842,900

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

 2

Real Estate Series

Investment Portfolio - June 30, 2024

(unaudited)

* Non-income producing security.

1 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $6,226,517, which represented 2.6% of the Series’ Net Assets.

2 Rate shown is the current yield as of June 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

 3

Real Estate Series

Statement of Assets and Liabilities

June 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $225,956,976) (Note 2 )	$239,571,542
Foreign currency, at value (identified cost $35)	34
Receivable for fund shares sold	919,303
Dividends receivable	724,307
Foreign tax reclaims receivable	723
Prepaid expenses	2,261

TOTAL ASSETS	241,218,170

LIABILITIES:

Accrued sub-transfer agent fees[1]	22,575
Accrued fund accounting and administration fees[1]	13,296
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	4,507
Accrued management fees[1]	4,290
Accrued Chief Compliance Officer service fees [1]	2,295
Payable for fund shares repurchased	264,541
Professional fees payable	46,803
Distributions payable	66
Other payables and accrued expenses	16,897

TOTAL LIABILITIES	375,270

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$240,842,900

NET ASSETS CONSIST OF:

Capital stock	$178,538
Additional paid-in-capital	235,718,682
Total distributable earnings (loss)	4,945,680

TOTAL NET ASSETS	$240,842,900

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ( $22,060,663/1,635,868 shares)	$13.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ( $23,139,739/1,711,278 shares)	$13.52

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ( $192,551,996/14,277,757 shares)	$13.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ( $3,090,502/228,935 shares)	$13.50

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

 4

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $18,870)	$3,247,265

EXPENSES:

Management fees (Note 3)	735,439
Sub-transfer agent fees (Note 3)	46,635
Fund accounting and administration fees (Note 3)	41,118
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	30,965
Directors’ fees (Note 3)	18,377
Chief Compliance Officer service fees (Note 3)	4,222
Custodian fees	5,125
Miscellaneous	117,806

Total Expenses	999,687
Less reduction of expenses (Note 3)	(644,143)

Net Expenses	355,544

NET INVESTMENT INCOME	2,891,721

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(1,383,812)
Foreign currency and translation of other assets and liabilities	1,652

(1,382,160)
Net change in unrealized appreciation (depreciation) on-
Investments	(14,144,677)
Foreign currency and translation of other assets and liabilities	77

(14,144,600)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(15,526,760)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,635,039)

The accompanying notes are an integral part of the financial statements.

 5

Real Estate Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/24	YEAR ENDED
	(UNAUDITED)	12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,891,721	$6,861,891
Net realized gain (loss) on investments and foreign currency	(1,382,160)	(9,096,266)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(14,144,600)	30,002,515

Net increase (decrease) from operations	(12,635,039)	27,768,140

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	–	(631,204)
Class I	(6,406)	(636,894)
Class W	(480,341)	(6,044,678)
Class Z	(1,572)	(56,909)
From return of capital (Class S)	–	(31,975)
From return of capital (Class I)	–	(32,634)
From return of capital (Class W)	–	(316,808)
From return of capital (Class Z)	–	(2,936)

Total distributions to shareholders	(488,319)	(7,754,038)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(9,547,217)	(20,293,485)

Net increase (decrease) in net assets	(22,670,575)	(279,383)

NET ASSETS:

Beginning of period	263,513,475	263,792,858

End of period	$240,842,900	$263,513,475

The accompanying notes are an integral part of the financial statements.

 6

Real Estate Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.21	$13.17	$20.66	$14.92	$16.31	$13.09
Income (loss) from investment operations:
Net investment income[1]	0.11	0.25	0.16	0.12	0.12 [2]	0.15
Net realized and unrealized gain (loss) on investments	(0.83)	1.10	(5.63)	6.35	(1.15)	3.65
Total from investment operations	(0.72)	1.35	(5.47)	6.47	(1.03)	3.80
Less distributions to shareholders:
From net investment income	—	(0.27)	(0.23)	(0.10)	(0.13)	(0.16)
From net realized gain on investments	—	(0.03)	(1.79)	(0.63)	(0.19)	(0.42)
From return of capital	—	(0.01)	—	—	(0.04)	—
Total distributions to shareholders	—	(0.31)	(2.02)	(0.73)	(0.36)	(0.58)

Net asset value - End of period	$13.49	$14.21	$13.17	$20.66	$14.92	$16.31
Net assets - End of period (000’s omitted)	$22,061	$30,355	$33,005	$48,549	$37,762	$59,923
Total return[3]	(5.07%)	10.28%	(26.96%)	43.67%	(6.27%)	29.14%[4]

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.11%
Net investment income	1.65%[5]	1.79%	0.96%	0.66%	0.81%[2]	1.02%
Series portfolio turnover	16%	38%	43%	26%	69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.09%[5]	0.04%	0.02%	0.01%	0.03%	0.00%[6]

1 Calculated based on average shares outstanding during the periods.

2 Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.11 and the net investment income ratio would have been 0.72%.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Includes litigation proceeds. Excluding this amount, the total return is 29.06%.

5 Annualized.

6 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

 7

Real Estate Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.23	$13.19	$20.71	$16.04	$18.35	$15.67
Income (loss) from investment operations:
Net investment income[2]	0.11	0.28	0.21	0.17	0.17 [3]	0.31
Net realized and unrealized gain (loss) on investments	(0.82)	1.11	(5.66)	6.78	(1.28)	4.25
Total from investment operations	(0.71)	1.39	(5.45)	6.95	(1.11)	4.56
Less distributions to shareholders:
From net investment income	(0.00)[4]	(0.30)	(0.28)	(0.48)	(0.52)	(0.68)
From net realized gain on investments	—	(0.03)	(1.79)	(1.80)	(0.54)	(1.20)
From return of capital	—	(0.02)	—	—	(0.14)	—
Total distributions to shareholders	(0.00)	(0.35)	(2.07)	(2.28)	(1.20)	(1.88)

Net asset value - End of period	$13.52	$14.23	$13.19	$20.71	$16.04	$18.35
Net assets - End of period (000’s omitted)	$23,140	$27,987	$34,719	$51,320	$30,787	$50,025
Total return[5]	(4.97%)	10.56%	(26.83%)	44.14%	(5.96%)	29.31%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[6]	0.85%	0.85%	0.84%[7]	0.85%	0.84%
Net investment income	1.67%[6]	2.00%	1.20%	0.92%	1.02%[3]	1.62%
Series portfolio turnover	16%	38%	43%	26%	69%	24%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.08%[6]	0.00%[8]	0.01%	N/A	0.01%	N/A

1 Per share amounts have been adjusted to reflect a 1: 0.351034 reverse stock split effective after the close of business on November 4, 2022.

2 Calculated based on average shares outstanding during the periods.

3 Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.14 and the net investment income ratio would have been 0.93%.

4 Less than $(0.01).

5 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6 Annualized.

7 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

8 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

 8

Real Estate Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS ENDED 6/30/24 (UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.18	$13.14	$20.65	$14.89	$16.27	$14.76
Income (loss) from investment operations:
Net investment income[2]	0.17	0.39	0.33	0.29	0.33 [3]	0.35
Net realized and unrealized gain (loss) on investments	(0.83)	1.11	(5.64)	6.38	(1.20)	1.91
Total from investment operations	(0.66)	1.50	(5.31)	6.67	(0.87)	2.26
Less distributions to shareholders:
From net investment income	(0.03)	(0.41)	(0.41)	(0.29)	(0.25)	(0.33)
From net realized gain on investments	—	(0.03)	(1.79)	(0.63)	(0.19)	(0.42)
From return of capital	—	(0.02)	—	—	(0.07)	—
Total distributions to shareholders	(0.03)	(0.46)	(2.20)	(0.92)	(0.51)	(0.75)

Net asset value - End of period	$13.49	$14.18	$13.14	$20.65	$14.89	$16.27
Net assets - End of period (000’s omitted)	$192,552	$202,654	$194,053	$288,394	$214,871	$191,373
Total return[4]	(4.63%)	11.48%	(26.26%)	45.19%	(5.33%)	15.43%[5]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%[6]	0.10%	0.10%	0.10%	0.10%	0.10%[6]
Net investment income	2.56%[6]	2.81%	1.95%	1.66%	2.27%[3]	2.58%[6]
Series portfolio turnover	16%	38%	43%	26%	69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.65%[6]	0.64%	0.62%	0.61%	0.64%	0.62%[6]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.31 and the net investment income ratio would have been 2.14%.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5 Includes litigation proceeds. Excluding this amount, the total return would have been 15.36%.

6 Annualized.

The accompanying notes are an integral part of the financial statements.

 9

Real Estate Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 6/30/24	FOR THE YEAR ENDED				FOR THE PERIOD 3/1/19[2] TO
	(UNAUDITED)	12/31/23	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.20	$13.17	$20.67	$15.99	$18.32	$17.61
Income (loss) from investment operations:
Net investment income[3]	0.12	0.31	0.25	0.23	0.25 [4]	0.23
Net realized and unrealized gain (loss) on investments	(0.81)	1.09	(5.66)	6.75	(1.36)	2.38
Total from investment operations	(0.69)	1.40	(5.41)	6.98	(1.11)	2.61
Less distributions to shareholders:
From net investment income	(0.01)	(0.32)	(0.30)	(0.51)	(0.54)	(0.71)
From net realized gain on investments	—	(0.03)	(1.79)	(1.79)	(0.54)	(1.19)
From return of capital	—	(0.02)	—	—	(0.14)	—
Total distributions to shareholders	(0.01)	(0.37)	(2.09)	(2.30)	(1.22)	(1.90)

Net asset value - End of period	$13.50	$14.20	$13.17	$20.67	$15.99	$18.32
Net assets - End of period (000’s omitted)	$3,091	$2,517	$2,016	$2,281	$549	$539
Total return[5]	(4.88%)	10.71%	(26.67%)	44.36%	(5.96%)	14.98%[6]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[7]	0.70%	0.70%	0.70%	0.70%	0.70%[7]
Net investment income	1.81%[7]	2.26%	1.51%	1.15%	1.51%[4]	1.42%[7]
Series portfolio turnover	16%	38%	43%	26%	69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

Series portfolio turnover	0.05%[7]	0.04%	0.02%	0.01%	0.04%	0.02%[7]

1 Per share amounts have been adjusted to reflect a 1: 0.352711 reverse stock split effective after the close of business on November 4, 2022.

2 Commencement of operations.

3 Calculated based on average shares outstanding during the periods.

4 Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.23 and the net investment income ratio would have been 1.39%.

5 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6 Includes litigation proceeds. Excluding this amount, the total return would have been 14.62%

7 Annualized.

The accompanying notes are an integral part of the financial statements.

 10

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2024, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Real Estate Series Class I common stock, Real Estate Series Class S common stock and Real Estate Series Class Z common stock and 75 million have been designated as Real Estate Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often

11

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,767,652	$—	$8,767,652	$—
Consumer Discretionary	2,639,424	2,639,424	—	—
Industrial REITs	49,168,334	46,768,534	2,399,800	—
Real Estate - Other*	173,873,334	173,873,334	—	—
Short-Term Investment	5,122,798	5,122,798	—	—
Total assets	$239,571,542	$228,404,090	$11,167,452	$—

* Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2023 or June 30, 2024.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2020 through December 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2024, the sub-transfer agency expenses incurred by Class S and Class I were $23,445 and $23,190 respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.70% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $572,051 in management fees for Class W for the six months ended June 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $11,182, $10,056, $50,067 and $787 for Class S, Class I Class W and Class Z, respectively, for the six months ended June 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2024	2025	2026	2027	TOTAL
Class S	$2,956	$7,032	$11,544	$11,182	$32,714
Class I	—	2,875	1,286	10,056	14,217
Class W	30,356	48,609	78,695	50,067	207,727
Class Z	96	417	831	787	2,131

For the six months ended June 30, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $39,929,238 and $49,785,469, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	67,624	$919,405	298,615	$4,124,825
Reinvested	—	—	47,070	654,268
Repurchased	(567,729)	(7,666,386)	(716,674)	(9,761,049)
Total	(500,105)	$(6,746,981)	(370,989)	$(4,981,956)

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	279,150	$3,795,275	523,508	$7,294,440
Reinvested	447	6,237	46,732	650,513
Repurchased	(534,577)	(7,113,396)	(1,236,605)	(17,086,438)
Total	(254,980)	$(3,311,884)	(666,365)	$(9,141,485)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	554,340	$7,452,066	791,876	$10,793,082
Reinvested	34,545	473,156	452,390	6,270,127
Repurchased	(607,294)	(8,132,472)	(1,715,730)	(23,560,787)
Total	(18,409)	$(207,250)	(471,464)	$(6,497,578)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	67,267	$923,033	74,294	$1,019,044
Reinvested	113	1,572	4,309	59,846
Repurchased	(15,658)	(205,707)	(54,464)	(751,356)
Total	51,722	$718,898	24,139	$327,534

Approximately 80% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended June 30, 2024, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2024.

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusions of the fiscal year. The tax character of distributions paid for the year ended December 31, 2023 were as follows:

The tax character of distributions paid were as follows:

Ordinary income	$6,862,130
Long-term capital gains	$507,555
Return of capital	$384,353

At June 30, 2024, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$226,338,046
Unrealized appreciation	25,840,477
Unrealized depreciation	(12,606,981)
Net unrealized appreciation	$13,233,496

At December 31, 2023, the Series had net short-term capital loss carryforwards of $3,084,167 and net long-term capital loss carryforwards of $6,287,692, which may be carried forward indefinitely.

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

17

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

12.	Subsequent Events

On August 12, 2024, the Board approved the liquidation of the Series, which is expected to occur on October 11, 2024. Effective August 22, 2024, the Series will be closed to any new investors. Effective September 27, 2024, the Series will stop selling shares to existing shareholders and no longer accept automatic investments from existing shareholders. Effective September 27, 2024, the Advisor will voluntarily begin waiving its management fees.

18

Real Estate Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 16, 2024, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between Advisor and Rainier Investment Management, LLC (“Rainier”)(together, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2024 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor and Rainier

The Board considered the nature, extent and quality of the services provided by the Advisor and Rainier under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor and Rainier’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor and Rainier’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor and Rainier were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier’s adherence to the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor and Rainier supported the renewal of the Agreements.

Investment Performance of the Advisor and Rainier

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor and Rainier and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor and Rainier’s performance for the Series, outlining market conditions over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor and Rainier’s performance at the May 3rd working session and during prior quarterly board meetings. The Board also considered the Advisor and Rainier’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

19

Real Estate Series

Renewal of Investment Advisory Agreement

(unaudited)

The Directors expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Adviser provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Sub-Advisor’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. After discussion, the Directors concluded, based on the information received and the Advisor’s and Sub-Advisor’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the investment results that the Advisor and Sub-Advisor had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 13 of 15 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Adviser outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Adviser. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board accepted the Advisor’s assessment, and therefore has made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered that 93% of the Series have at least one share class in the best third of its relevant universe, and approximately half of the funds fall within the lowest expense quartile for at least one share class. The Board was also provided with information related to the sub-advisory fees for the Rainier International Discovery Series and appliable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

20

Real Estate Series

Renewal of Investment Advisory Agreement

(unaudited)

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund and Rainier’s services and profits with respect to services provided to the Rainier Series under the Agreements. The Board noted that since its last review, the Advisor completed a ‘go-private’ transaction whereby it was acquired by the Callodine Group in October 2022. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor noted a shift to EBITDA (earnings before interest, taxes, depreciation and amortization) as the key performance metric related to profitability and discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor and Rainier’s profit margins relating to its services provided under the Agreements were reasonable. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Conclusion

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

21

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22

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23

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-06/24-SAR

24

www.manning-napier.com

Manning & Napier Fund, Inc.

Credit Series

Credit Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 31.9%

Non-Convertible Corporate Bonds- 31.9%
Communication Services - 2.7%
Entertainment - 1.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,730,000	$3,446,137

Interactive Media & Services - 1.5%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,700,000	4,465,381

Total Communication Services		7,911,518

Consumer Discretionary - 1.9%
Broadline Retail - 1.9%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,400,000	1,160,152
(China), 4.00%, 12/6/2037	5,235,000	4,454,879

Total Consumer Discretionary		5,615,031

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,380,000	3,656,403
Energy Transfer LP,
7.375%, 2/1/2031[2]	2,330,000	2,431,025
6.50%, 2/1/2042	3,465,000	3,601,072

Total Energy		9,688,500

Financials - 14.8%
Banks - 10.0%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,015,000	3,402,935
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	4,000,000	3,708,352
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	760,000	776,776
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,161,000	993,603
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	5,900,000	5,693,923
KeyBank NA, 5.85%, 11/15/2027	2,200,000	2,192,463
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[3]	3,250,000	3,254,566
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	3,795,000	3,325,392
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	3,360,000	3,290,421
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	3,350,000	$3,381,081
		30,019,512
Capital Markets - 1.2%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	3,390,000	3,434,623

Consumer Finance - 1.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[3]	4,310,000	4,745,642

Insurance - 2.0%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,210,000	1,202,263
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,210,000	1,200,454
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,210,000	1,201,170
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	2,325,000	2,352,099
		5,955,986
Total Financials		44,155,763

Industrials - 2.5%
Ground Transportation - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	2,540,000	2,537,672

Trading Companies & Distributors - 1.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,700,000	2,455,225
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,590,000	2,449,460
		4,904,685
Total Industrials		7,442,357

Materials - 0.9%
Metals & Mining - 0.9%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,849,997	2,704,503

Real Estate - 3.6%
Retail REITs - 2.3%
Simon Property Group LP,
2.25%, 1/15/2032	2,160,000	1,756,447
2.65%, 2/1/2032	5,980,000	5,000,242
		6,756,689

The accompanying notes are an integral part of the financial statements.

2

Credit Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs - 1.3%
SBA Tower Trust, 6.599%, 1/15/2028 [2]	3,940,000	$4,021,979

Total Real Estate		10,778,668

Utilities - 2.3%
Electric Utilities - 0.8%
Alexander Funding Trust II, 7.467%, 7/31/2028 [2]	2,290,000	2,422,134

Independent Power and Renewable Electricity Producers - 1.5%
Palomino Funding Trust I, 7.233%, 5/17/2028 [2]	4,245,000	4,458,141

Total Utilities		6,880,275

TOTAL CORPORATE BONDS (Identified Cost $97,393,170)		95,176,615

ASSET-BACKED SECURITIES - 12.2%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053 [2]	1,600,000	1,614,237
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	549,893	520,724
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,946	1,975,047
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	895,325	799,298
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054 [2]	990,000	1,008,338
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	537,437	469,098
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	450,000	447,633
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	818,745
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,297,938
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,406,146
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055 [2]	698,647	581,296
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,470,000	1,355,381
Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,402,038
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 6.743%, 2/15/2039 [2,4]	1,500,000	1,458,213
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034 [2]	341,067	$340,513
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	549,538	548,484
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 6.500%, 12/27/2066[2,4]	1,466,417	1,470,468
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	446,232	407,152
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	318,848	281,592
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.150%, 3/26/2040 [2,4]	510,379	508,425
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,847,627	1,734,528
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,614,722	2,490,616
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,120,000	2,126,165
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	721,202	700,504
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,228,846	1,238,316
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	902,721	901,707
PHEAA Student Loan Trust, Series 2016-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.264%), 6.600%, 9/25/2065[2,4]	402,725	405,023
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,543,750	1,381,348
SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.314%), 6.650%, 10/25/2034[4]	417,983	420,264
Series 2013-6, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 6.100%, 6/26/2028[4]	1,070,923	1,054,236
SMB Private Education Loan Trust,
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	94,316	90,800
Series 2017-B, Class A2B, (1 mo. U.S. Secured Overnight Financing Rate + 0.864%), 6.193%, 10/15/2035[2,4]	427,154	425,645

 The accompanying notes are an integral part of the financial statements.

3

Credit Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	$977,397
Tricon American Homes, Series 2020- SFR1, Class A, 1.499%, 7/17/2038 [2]	1,391,267	1,284,457
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,658,140

TOTAL ASSET-BACKED SECURITIES (Identified Cost $37,696,606)		36,599,912

COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.1%
Agate Bay Mortgage Trust, Series 2016- 2, Class A3, 3.50%, 3/25/2046 [2,5]	846,781	767,672
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061 [2,5]	801,811	725,855
BX Trust, Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 6.811%, 7/15/2029[2,4]	1,900,000	1,893,362
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,5]	233,457	210,418
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,5]	3,797,725	3,367,919
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	3,845,963	3,249,878
Series 2021-69, Class WJ, 1.50%, 10/25/2050	604,867	501,783
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061 [2]	1,443,160	1,379,129
Flagstar Mortgage Trust, Series 2021- 8INV, Class A3, 2.50%, 9/25/2051 [2,5]	785,773	636,548
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K106, Class X1 (IO), 1.440%, 1/25/2030[5]	15,070,114	941,753
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	4,062,606	3,487,470
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	235,248	198,656
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,5]	781,408	670,025
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	521,368	453,543
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	599,587	514,582
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,5]	1,727,277	1,438,925
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	712,627	599,630
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust, (continued)
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,6]	1,248,681	$1,148,002
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	1,667,364	1,588,547
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,5]	620,373	565,394
Series 2019-INV3, Class A3, 3.50%, 5/25/2050[2,5]	607,200	524,880
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,5]	456,854	380,480
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,5]	2,488,592	1,918,399
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,5]	1,660,290	1,388,864
JPMorgan Wealth Management, Series 2020-ATR1, Class A3, 3.00%, 2/25/2050[2,5]	1,937,916	1,655,530
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,5]	1,000,000	809,694
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,6]	2,627,087	2,620,504
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,5]	494,979	441,845
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.345%, 7/25/2029 (Acquired 7/24/2023, cost $4,487,648)[4,7]	4,487,648	4,486,982
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	650,617	539,681
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	1,333,432	1,074,686
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	809,960	649,777
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,5]	903,885	777,311
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	834,660	798,398
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,5]	444,891	381,963
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,5]	3,458,987	3,137,211
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,5]	1,346,007	1,180,567

 The accompanying notes are an integral part of the financial statements.

4

Credit Series

Investment Portfolio - June 30, 2024

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,5]	1,166,127	$1,048,592

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $51,766,085)		48,154,455

MUNICIPAL BONDS - 1.3%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	1,718,426
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,219,416
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	865,346

TOTAL MUNICIPAL BONDS (Identified Cost $4,672,647)		3,803,188

U.S. GOVERNMENT AGENCIES - 37.1%

Mortgage-Backed Securities - 34.7%
Fannie Mae
Pool #MA4687, UMBS, 4.00%, 6/1/2042	4,062,852	3,822,866
Pool #FS3146, UMBS, 4.50%, 10/1/2042	3,049,480	2,948,337
Pool #MA4851, UMBS, 5.00%, 11/1/2042	3,723,068	3,672,928
Pool #FS5443, UMBS, 4.50%, 6/1/2043	3,498,830	3,375,164
Pool #BK0433, UMBS, 3.50%, 12/1/2049	5,047,392	4,490,762
Pool #FS4253, UMBS, 3.50%, 3/1/2050	3,320,840	2,994,735
Pool #FM6890, UMBS, 3.00%, 6/1/2050	1,889,321	1,639,527
Pool #CA6316, UMBS, 3.00%, 7/1/2050	1,413,065	1,207,298
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,420,040	2,099,552
Pool #FS1807, UMBS, 3.50%, 7/1/2051	3,933,716	3,534,602
Pool #FS1838, UMBS, 3.00%, 12/1/2051	4,125,146	3,561,308
Pool #MA4514, UMBS, 3.50%, 1/1/2052	1,470,597	1,306,157
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,469,145	2,126,773
Pool #MA4626, UMBS, 4.00%, 6/1/2052	6,145,186	5,640,163
Pool #MA4737, UMBS, 5.00%, 8/1/2052	3,679,634	3,570,136
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,294,297	2,267,661
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #CB6326, UMBS, 5.50%, 5/1/2053	3,814,482	$3,769,599
Pool #BX9903, UMBS, 6.00%, 5/1/2053	5,179,985	5,291,872
Pool #FS6206, UMBS, 5.50%, 10/1/2053	3,942,891	3,923,998
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	2,989,850	2,737,982
Pool #RB5178, UMBS, 4.50%, 8/1/2042	1,950,622	1,878,931
Pool #SC0393, UMBS, 5.00%, 6/1/2043	3,264,872	3,216,451
Pool #QE0356, UMBS, 3.50%, 4/1/2052	1,549,647	1,391,645
Pool #SD8230, UMBS, 4.50%, 6/1/2052	4,595,727	4,345,177
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,438,502	3,401,372
Pool #SD8238, UMBS, 4.50%, 8/1/2052	6,496,779	6,140,576
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,556,983	3,361,412
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,208,475	6,016,041
Pool #QG6308, UMBS, 6.00%, 7/1/2053	3,313,428	3,337,444
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	3,910,029	3,795,691
Pool #SD4235, UMBS, 6.00%, 11/1/2053	2,955,519	2,982,753

Total Mortgage-Backed Securities (Identified Cost $107,231,426)		103,848,913
Other Agencies - 2.4%
Federal National Mortgage Association, 0.875%, 8/5/2030
(Identified Cost $6,989,655)	8,764,000	7,098,537

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $114,221,081)		110,947,450

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[8]
(Identified Cost $2,959,257)	2,959,257	2,959,257

TOTAL INVESTMENTS - 99.6% (Identified Cost $308,708,846)		297,640,877
OTHER ASSETS, LESS LIABILITIES - 0.4%.		1,078,540

NET ASSETS - 100%		$298,719,417

 The accompanying notes are an integral part of the financial statements.

5

Credit Series

Investment Portfolio - June 30, 2024

(unaudited)

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1 Amount is stated in USD unless otherwise noted.

2 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $97,168,511, which represented 32.5% of the Series’ Net Assets.

3 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2024.

4 Floating rate security. Rate shown is the rate in effect as of June 30, 2024.

5 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2024.

6 Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2024.

7 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2024 was $4,486,982, or 1.5% of the Series’ Net Assets.

8 Rate shown is the current yield as of June 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Credit Series

Statement of Assets and Liabilities

June 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $308,708,846) (Note 2)	$297,640,877
Interest receivable	1,784,057
Receivable for fund shares sold	32,573
Dividends receivable	18,420
Prepaid expenses	7,103

TOTAL ASSETS	299,483,030

LIABILITIES:

Due to custodian	18,881
Accrued fund accounting and administration fees[1]	13,947
Accrued Chief Compliance Officer service fees[1]	2,295
Payable for fund shares repurchased	671,920
Professional fees payable	44,318
Other payables and accrued expenses	12,252

TOTAL LIABILITIES	763,613

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$298,719,417

NET ASSETS CONSIST OF:

Capital stock	$335,758
Additional paid-in-capital	323,977,440
Total distributable earnings (loss)	(25,593,781)

TOTAL NET ASSETS	$298,719,417

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($298,719,417/33,575,832 shares)	$8.90

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

7

Credit Series

Statement of Operations

For the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $6,282)	$6,979,653
Dividends	123,567

Total Investment Income	7,103,220

EXPENSES:
Management fees (Note 3)	364,813
Fund accounting and administration fees (Note 3)	40,123
Directors’ fees (Note 3)	21,537
Chief Compliance Officer service fees (Note 3)	4,222
Professional fees	37,717
Custodian fees	5,345
Miscellaneous	35,682

Total Expenses	509,439
Less reduction of expenses (Note 3)	(364,813)

Net Expenses	144,626

NET INVESTMENT INCOME	6,958,594

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(1,952,693)

Net change in unrealized appreciation (depreciation) on investments	(730,714)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,683,407)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,275,187

The accompanying notes are an integral part of the financial statements.

8

Credit Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/24	YEAR ENDED
	(UNAUDITED)	12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$6,958,594	$11,815,093
Net realized gain (loss) on investments	(1,952,693)	(4,446,232)
Net change in unrealized appreciation (depreciation) on investments	(730,714)	12,689,263

Net increase (decrease) from operations	4,275,187	20,058,124

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class W	(6,192,248)	(11,853,559)
From return of capital (Class W)	—	(718,459)
Total distributions to shareholders	(6,192,248)	(12,572,018)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	8,931,300	18,397,019

Net increase (decrease) in net assets	7,014,239	25,883,125

NET ASSETS:

Beginning of period	291,705,178	265,822,053

End of period	$298,719,417	$291,705,178

The accompanying notes are an integral part of the financial statements.

9

Credit Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 6/30/24				4/14/20[1] TO
	(UNAUDITED)	12/31/23	12/31/22	12/31/21	12/31/20

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$8.96	$8.74	$10.15	$10.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.21	0.38	0.30	0.23	0.19
Net realized and unrealized gain (loss) on investments	(0.08)	0.24	(1.42)	(0.22)	0.68
Total from investment operations	0.13	0.62	(1.12)	0.01	0.87

Less distributions to shareholders:
From net investment income	(0.19)	(0.38)	(0.28)	(0.24)	(0.18)
From net realized gain on investments	—	—	(0.01)	(0.22)	(0.09)
From return of capital	—	(0.02)	—	—	—
Total distributions to shareholders	(0.19)	(0.40)	(0.29)	(0.46)	(0.27)

Net asset value - End of period	$8.90	$8.96	$8.74	$10.15	$10.60
Net assets - End of period (000’s omitted)	$298,719	$291,705	$265,822	$206,477	$192,127
Total return[3]	1.46%	7.30%	(11.13%)	0.02%	8.77%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%[4]	0.10%[5]	0.10%	0.10%	0.10%[4]
Net investment income	4.77%[4]	4.31%	3.25%	2.23%	2.52%[4]
Series portfolio turnover	21%	42%	44%	69%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.25%[4]	0.26%	0.26%	0.27%	0.33%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Credit Series

Notes to Financial Statements

(unaudited)

1.	Organization

Credit Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares are only offered to discretionary investment accounts and other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2024, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Credit Series W common stock, Credit Series I common stock, Credit Series S common stock, and Credit Series Z common stock. Classes I, S, and Z are not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets

11

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$110,947,450	$—	$110,947,450	$—
States and political subdivisions (municipals)	3,803,188	—	3,803,188	—
Corporate debt:
Communication Services	7,911,518	—	7,911,518	—
Consumer Discretionary	5,615,031	—	5,615,031	—
Energy	9,688,500	—	9,688,500	—
Financials	44,155,763	—	44,155,763	—
Industrials	7,442,357	—	7,442,357	—
Materials	2,704,503	—	2,704,503	—

12

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$10,778,668	$—	$10,778,668	$—
Utilities	6,880,275	—	6,880,275	—
Asset-backed securities	36,599,912	—	36,599,912	—
Commercial mortgage-backed securities	48,154,455	—	48,154,455	—
Short-Term Investment	2,959,257	2,959,257	—	—
Total assets	$297,640,877	$2,959,257	$294,681,620	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or June 30, 2024.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The Series may be exposed to financial instruments that recently LIBOR transitioned from, or continue to be tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized

13

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2024.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and

14

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2024.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2020 through for the year ended December 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

15

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. There are no distribution and service fees on the Class W shares.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $364,813 in management fees for Class W for the six months ended June 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class W for the six months ended June 30, 2024.

16

Credit Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

As of June 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2024	2025	2026	TOTAL
Class W	$34,013	$18,070	$18,809	$70,892

For the six months ended June 30, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $50,683,099 and $42,518,827, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $21,574,645 and $19,366,578, respectively.

5.	Capital Stock Transactions

Transactions in Class W shares of Credit Series were:

CLASS W	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE YEAR ENDED 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,936,851	$43,691,701	5,352,757	$46,617,430
Reinvested	693,913	6,135,222	1,413,180	12,421,784
Repurchased	(4,604,914)	(40,895,623)	(4,618,790)	(40,642,195)
Total	1,025,850	$8,931,300	2,147,147	$18,397,019

100% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended June 30, 2024, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2024.

17

Credit Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The portion of distributions that exceeds a Series’ current and accumulated earnings and profits, as measured on a tax basis, constitutes a non-taxable return of capital. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gains and losses, including organization costs and losses deferred due to wash sales. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net assets. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid were as follows:

Ordinary income	$11,853,559
Return of capital	718,459

At June 30, 2024, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows::

Cost for federal income tax purposes	$308,922,222
Unrealized appreciation	2,185,232
Unrealized depreciation	(13,466,577)
Net unrealized depreciation	$(11,281,345)

As of December 31, 2023, the Series had net short-term capital loss carryforwards of $4,545,756 and net long-term capital loss carryforwards of $8,579,226, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

18

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 16, 2024, the Investment Advisory Agreement between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) and on behalf of the Rainier International Discovery Series (the “Rainier Series”), the Investment Advisory Agreement between the Advisor and the Fund and the Sub-Advisory Agreement between Advisor and Rainier Investment Management, LLC (“Rainier”)(together, the “Agreements”), were considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreements, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2024 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in an executive session with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Agreements with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services Provided by the Advisor and Rainier

The Board considered the nature, extent and quality of the services provided by the Advisor and Rainier under the Agreements including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Agreements. The Board also considered the Advisor and Rainier’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Directors also reviewed the Advisor and Rainier’s investment and risk management approaches for the Series. The most recent investment adviser registration forms (Form ADV) for the Advisor and Rainier were available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring Rainier’s adherence to the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Series by the Advisor and Rainier supported the renewal of the Agreements.

Investment Performance of the Advisor and Rainier

In connection with their consideration of investment performance, the Board was provided with reports – both proprietary to the Advisor or the Fund and generated by independent providers of investment company data – regarding the performance of each Series over various time periods and comparisons against applicable benchmark indexes as well as peer groups of mutual funds. As part of these meetings, the Advisor and Rainier and their representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor and Rainier’s performance for the Series, outlining market conditions over various time periods and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor and Rainier’s performance at the May 3rd working session and during prior quarterly board meetings. The Board also considered the Advisor and Rainier’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process.

19

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

The Directors expressed concerns about the investment performance of certain Series for various periods. The Directors emphasized longer-term performance but remained attentive to shorter periods as well. In response to a request from the Independent Directors relating to Series where the Advisor’s or Rainier’s performance was materially below the performance of a Series’ benchmarks and/or peer group, representatives of the Adviser provided a further explanation to the Board regarding the reasons for the underperformance of these Series and discussed the steps taken or expected to be taken by the Advisor in an effort to improve performance. The Directors acknowledged the Advisor’s agreement to continue its efforts to improve relative performance for certain Series and asked the Advisor to update the Board on these efforts at future meetings. After discussion, the Directors agreed to continue to remain focused in future meetings on overseeing the Advisor’s and Sub-Advisor’s efforts to address underperformance, emphasizing longer-term performance, while staying attentive to short-term performance. After discussion, the Directors concluded, based on the information received and the Advisor’s and Sub-Advisor’s efforts to address the underperformance of certain Series, within the context of its full deliberations, that the investment results that the Advisor and Sub-Advisor had been able to achieve for each Series support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 13 of 15 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Directors noted the Advisor’s investments in, among other areas, investment and research personnel, IT resources and technology upgrades, noting their expected benefits to the Fund. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

The Board considered differential advisory fee waivers related to a Series’ Class W shares, which are utilized within the Advisor’s separately managed accounts. The Board took into account the Advisor’s annual process to determine that a Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act, which included an analysis of the advisory fees paid by the separately managed accounts to the Adviser outside of the Series as compared to the advisory fees paid by the Series’ other classes to the Adviser. The Board further took into account that, after completing its annual review, the Advisor concluded that each Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act and the Advisor has implemented reasonable measures to monitor the waivers in the Series’ Class W Shares to guard against cross-subsidization in the Series. Based on the results of the Advisor’s annual review of the differential advisory fee waivers related to the Series’ Class W shares and the Advisor’s conclusions thereto, the Board accepted the Advisor’s assessment, and therefore has made the determination, based on the information and analysis presented to the Board at the meeting, that the Series’ Class W shares do not provide a means for cross-subsidization in contravention of Rule 18f-3 under the 1940 Act.

The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund.

The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered that 93% of the Series have at least one share class in the best third of its relevant universe, and approximately half of the funds fall within the lowest expense quartile for at least one share class. The Board was also provided with information related to the sub-advisory fees for the Rainier International Discovery Series and applicable comparisons. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

20

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund and Rainier’s services and profits with respect to services provided to the Rainier Series under the Agreements. The Board noted that since its last review, the Advisor completed a ‘go-private’ transaction whereby it was acquired by the Callodine Group in October 2022. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor noted a shift to EBITDA (earnings before interest, taxes, depreciation and amortization) as the key performance metric related to profitability and discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreements. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor and Rainier’s profit margins relating to its services provided under the Agreements were reasonable. The Board also considered the Advisor’s willingness to continue its current expense limitation and fee waiver arrangements with the Series.

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Conclusion

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Agreements was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Agreements would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Agreements, but indicated that the Board based its determination on the total mix of information available to it.

21

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22

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23

Credit Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCRE-06/24-SAR

24

www.manning-napier.com

Manning & Napier Fund, Inc.

Callodine Equity Income Series

Callodine Equity Income Series

Investment Portfolio - June 30, 2024

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 13.0%
Diversified Consumer Services - 2.6%
Perdoceo Education Corp.	120,000	$2,570,400
Hotels, Restaurants & Leisure - 3.3%
Jack in the Box, Inc.	65,000	3,311,100
Textiles, Apparel & Luxury Goods - 7.1%
Wolverine World Wide, Inc.	525,000	7,098,000
Total Consumer Discretionary		12,979,500
Consumer Staples - 10.9%
Consumer Staples Distribution & Retail - 1.2%
Walgreens Boots Alliance, Inc.	100,000	1,209,500
Household Products - 6.9%
Spectrum Brands Holdings, Inc.	80,000	6,874,400
Tobacco - 2.8%
Altria Group, Inc.	60,000	2,733,000
Total Consumer Staples		10,816,900
Energy - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Energy Transfer LP	540,000	8,758,800
Genesis Energy LP	75,000	1,073,250
Shell plc - ADR	35,000	2,526,300
Total Energy		12,358,350
Financials - 12.3%
Capital Markets - 9.4%
AllianceBernstein Holding LP	132,500	4,477,175
Blue Owl Capital, Inc.	275,000	4,881,250
		9,358,425
Financial Services - 2.9%
Apollo Global Management, Inc.	25,000	2,951,750
Total Financials		12,310,175
Health Care - 21.5%
Health Care Equipment & Supplies - 5.0%
Baxter International, Inc.	150,000	5,017,500
Pharmaceuticals - 16.5%
GSK plc - ADR	150,000	5,775,000
Sanofi S.A. - ADR	110,000	5,337,200
Viatris, Inc.	500,000	5,315,000
		16,427,200
Total Health Care		21,444,700
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 4.7%
Professional Services - 4.7%
SS&C Technologies Holdings, Inc.	75,000	$4,700,250
Materials - 2.5%
Chemicals - 2.5%
OCI N.V. (Netherlands)	100,000	2,442,332
Real Estate - 11.6%
Office REITs - 3.9%
Douglas Emmett, Inc.	287,381	3,825,041
Specialized REITs - 7.7%
Gaming and Leisure Properties, Inc.	70,000	3,164,700
National Storage Affiliates Trust	110,000	4,534,200
		7,698,900
Total Real Estate		11,523,941
Utilities - 8.9%
Gas Utilities - 4.3%
Spire, Inc.	36,763	2,232,617
UGI Corp.	91,191	2,088,274
		4,320,891
Independent Power and Renewable Electricity Producers - 2.2%
Atlantica Sustainable Infrastructure plc (Spain)	100,000	2,195,000
Multi-Utilities - 2.4%
Algonquin Power & Utilities Corp. (Canada)	400,000	2,344,000
Total Utilities		8,859,891
TOTAL COMMON STOCKS
(Identified Cost $90,819,781)		97,436,039

SHORT-TERM INVESTMENT - 2.6%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[1]
(Identified Cost $2,636,670)	2,636,670	2,636,670

TOTAL INVESTMENTS - 100.4%		100,072,709
(Identified Cost $93,456,451)
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(393,205)
NET ASSETS - 100%		$99,679,504

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

1 Rate shown is the current yield as of June 30, 2024.

The accompanying notes are an integral part of the financial statements.

1

Callodine Equity Income Series

Investment Portfolio - June 30, 2024

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Callodine Equity Income Series

Statement of Assets and Liabilities

June 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $93,456,451) (Note 2)	$100,072,709
Cash	1,020
Receivable for fund shares sold	340,000
Dividends receivable	321,728
Deferred offering costs	101,728
Foreign tax reclaims receivable	395

TOTAL ASSETS	100,837,580

LIABILITIES:

Accrued management fees[1]	32,645
Accrued sub-transfer agent fees[1]	9,536
Accrued Chief Compliance Officer service fees[1]	2,298
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	215
Payable for securities purchased	748,884
Payable for fund shares repurchased	308,525
Other payables and accrued expenses	55,973

TOTAL LIABILITIES	1,158,076

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$99,679,504

NET ASSETS CONSIST OF:

Capital stock	$74,458
Additional paid-in-capital	81,600,341
Total distributable earnings (loss)	18,004,705

TOTAL NET ASSETS	$99,679,504

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($1,091,382/81,843 shares)	$13.34

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($97,855,533/7,309,273 shares)	$13.39

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($732,589/54,705 shares)	$13.39

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Callodine Equity Income Series

Statement of Operations

For the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $33,395)	$1,649,814

EXPENSES:

Management fees (Note 3)	296,340
Sub-transfer agent fees (Note 3)	33,451
Fund accounting and administration fees (Note 3)	22,059
Chief Compliance Officer service fees (Note 3)	4,225
Directors’ fees (Note 3)	3,987
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	849
Offering expenses	171,841
Professional fees	35,250
Custodian fees	1,259
Interest expense	108
Miscellaneous	27,134

Total Expenses	596,503
Less reduction of expenses (Note 3)	(193,654)

Net Expenses	402,849

NET INVESTMENT INCOME	1,246,965

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	4,103,272
Foreign currency and translation of other assets and liabilities	(23)
4,103,249
Net change in unrealized appreciation (depreciation) on-
Investments in securities	2,483,732
Foreign currency and translation of other assets and liabilities	(5)
2,483,727

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,586,976

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,833,941

The accompanying notes are an integral part of the financial statements.

4

Callodine Equity Income Series

Statements of Changes in Net Assets

June 30, 2024

	FOR THE SIX MONTHS ENDED 6/30/24 (UNAUDITED)	FOR THE PERIOD 10/23/23[1] TO 12/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,246,965	$558,311
Net realized gain (loss) on investments and foreign currency	4,103,249	(730,383)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	2,483,727	7,996,229

Net increase (decrease) from operations	7,833,941	7,824,157

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(9,355)	(1,045)
Class I	(993,014)	(551,241)
Class Z	(7,074)	(465)

Total distributions to shareholders	(1,009,443)	(552,751)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	23,789,045	61,794,555

Net increase (decrease) in net assets	30,613,543	69,065,961

NET ASSETS:

Beginning of period	69,065,961	—

End of period	$99,679,504	$69,065,961

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

5

Callodine Equity Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/24 (UNAUDITED)	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.24	$10.88
Income from investment operations:
Net investment income[2]	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.04	1.34
Total from investment operations	1.23	1.46
Less distributions to shareholders:
From net investment income	(0.13)	(0.10)

Net asset value - End of period	$13.34	$12.24
Net assets - End of period (000’s omitted)	$1,091	$132
Total return[3]	10.10%	13.46%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[4]	1.20%[4]
Net investment income	2.94%[4]	5.12%[4]
Series portfolio turnover	50%	27%[5]

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.36%[4]	1.35%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

6

Callodine Equity Income Series

Financial Highlights - Class I

June 30, 2024

	FOR THE SIX MONTHS ENDED 6/30/24 (UNAUDITED)	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.28	$10.91
Income from investment operations:
Net investment income[2]	0.19	0.11
Net realized and unrealized gain (loss) on investments	1.06	1.36
Total from investment operations	1.25	1.47
Less distributions to shareholders:
From net investment income	(0.14)	(0.10)

Net asset value - End of period	$13.39	$12.28
Net assets - End of period (000’s omitted)	$97,856	$68,817
Total return[3]	10.21%	13.51%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.95%[4]	0.95%[4]
Net investment income	2.94%[4]	4.78%[4]
Series portfolio turnover	50%	27%[5]

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.46%[4]	1.41%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

7

Callodine Equity Income Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 6/30/24 (UNAUDITED)	FOR THE PERIOD 10/23/23[1] TO 12/31/23
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.28	$10.91
Income from investment operations:
Net investment income[2]	0.25	0.14
Net realized and unrealized gain (loss) on investments	1.01	1.33
Total from investment operations	1.26	1.47
Less distributions to shareholders:
From net investment income	(0.15)	(0.10)

Net asset value - End of period	$13.39	$12.28
Net assets - End of period (000’s omitted)	$733	$117
Total return[3]	10.24%	13.54%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80%[4]	0.80%[4]
Net investment income	3.79%[4]	5.91%[4]
Series portfolio turnover	50%	27%[5]

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.50%[4]	1.65%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Excludes securities received as a result of a contribution in-kind.

The accompanying notes are an integral part of the financial statements.

8

Callodine Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Callodine Equity Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 , as amended (the “1940 Act”), as an open-end management investment company.

The Series’ investment objective is to seek to provide strong risk-adjusted total returns with low market correlation and preservation of capital.

The Series is authorized to issue three classes of shares (Class S, I, and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Callodine Capital Management, LP (“Callodine” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2024, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated for each as Callodine Equity Income Series Class I common stock, Callodine Equity Income Series Class S common stock, and Callodine Equity Income Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee

9

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$12,979,500	$12,979,500	$—	$—
Consumer Staples	10,816,900	10,816,900	—	—
Energy	12,358,350	12,358,350	—	—
Financials	12,310,175	12,310,175	—	—
Health Care	21,444,700	21,444,700	—	—
Industrials	4,700,250	4,700,250	—	—
Materials	2,442,332	—	2,442,332	—
Real Estate	11,523,941	11,523,941	—	—
Utilities	8,859,891	8,859,891	—	—
Short-Term Investment	2,636,670	2,636,670	—	—
Total assets	$100,072,709	$97,630,377	$2,442,332	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2023 or June 30, 2024.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

10

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

11

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Offering Costs

Upon commencement of operations, the majority of the expenses incurred by the Series in connection with the Reorganization were paid by the Advisor. The Series paid certain expenses, including the legal fees incurred in connection with the initial registration statement of the Series. These legal fees were booked as offering costs and amortized over a 12-month period beginning with the commencement of operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series’ organization and select and oversee the Sub-Advisor, who provides the Series with advice and assistance in the choice of investments and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Pursuant to an expense limitation agreement, Manning & Napier Advisors, LLC (the “Advisor”) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.95% of the average daily net assets of the Class I and Class S shares, and 0.80% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses does not apply to AFFE, which are

12

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $1,213, $191,438 and $1,003 for Class S, Class I and Class Z, respectively, for the six months ended June 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	EXPIRING DECEMBER 31,
CLASS	2026	2027	TOTAL
Class S	$164	$1,213	$1,377
Class I	164,676	191,438	356,114
Class Z	113	1,003	1,116

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $64,858,497 and $40,441,308, respectively. There were no purchases or sales of U.S. Government securities.

13

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, and Class Z shares of Callodine Equity Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE PERIOD 10/23/23 (COMMENCEMENT OF OPERATIONS) TO 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	78,874	$1,010,248	10,712	$123,061
Reinvested	694	9,136	87	1,045
Repurchased	(8,515)	(110,568)	(9)	(100)
Total	71,053	$908,816	10,790	$124,006

CLASS I	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE PERIOD 10/23/23 (COMMENCEMENT OF OPERATIONS) TO 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,085,394	$27,387,512	800,152	$9,115,461
Reinvested	75,260	993,014	46,013	551,241
Repurchased	(456,742)	(6,101,220)	(132,064)	(1,480,863)
In-Kind Subscription (See Note 6)	—	—	4,891,260	53,371,472
Total	1,703,912	$22,279,306	5,605,361	$61,557,311

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/24		FOR THE PERIOD 10/23/23 (COMMENCEMENT OF OPERATIONS) TO 12/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	45,600	$605,355	9,487	$112,873
Reinvested	536	7,074	39	465
Repurchased	(948)	(11,506)	(9)	(100)
Total	45,188	$600,923	9,517	$113,238

None of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Reorganization and In-Kind Transfer of Securities

The Series acquired the assets and assumed the liabilities of the Callodine Equity Income Fund, LP (the “Predecessor Fund”), on October 23, 2023 (the “Reorganization”). The Predecessor Fund was a private fund that relied on an exclusion (the “Exclusion”) from the definition of an investment company contained in Section 3(c)(7) of the Investment Company Act of 1940. Under the Exclusion, the Predecessor Fund did not register as an investment company with the Securities and Exchange Commission (the “SEC”) and was required to limit interests in the Predecessor Fund to certain eligible investors known as “qualified purchasers” (as defined in the 1940 Act). Callodine Capital Management, LP, an affiliate, the investment sub-advisor of the Series, was the investment advisor of the Predecessor Fund, and the Predecessor Fund had the same investment objective as the Series, and had principal investment strategies and risks that were not materially different from those of the Series.

On October 23, 2023, the assets and liabilities of the Predecessor Fund were transferred, in a tax-free transaction, to the Series in exchange for shares of the Series, and the Series commenced operations. The Predecessor Fund’s Series A Interests and Series SI Interests were reorganized into Class I Shares on this date. The Class I shares of the Series received a contribution in-kind of investment securities, cash and other receivables in the amount of $53,371,472. The securities contributed in-kind had

14

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

6.	Reorganization and In-Kind Transfer of Securities (continued)

net unrealized depreciation of $3,863,703. The cost basis of the investments received from the Predecessor Fund was carried forward.

7.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended June 30, 2024, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including options and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2024.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2023, were as follows:

Ordinary income	$552,751

At June 30, 2024, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$93,527,508
Unrealized depreciation	8,276,636
Unrealized appreciation	(1,731,435)
Net unrealized appreciation	$6,545,201

15

Callodine Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

16

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17

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18

Callodine Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Quarter-End

2.	Shareholder Report - Annual

3.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier. Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Callodine Capital Management, LP, an affiliate of Manning & Napier and MNBD, to sub-advise the Callodine Equity Income Series.

MNCEI-06/24-SAR

19

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Not applicable for Semi-Annual Reports.

(a)(3)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.
Date: 8/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.
Date: 8/28/2024

/s/ Jill Peeper
Jill Peeper
Treasurer and Principal Financial Officer
Manning & Napier Fund, Inc.
Date: 8/28/2024